UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Reports to Stockholders.

January 31, 2016

SEMI-ANNUAL REPORT

Adviser Managed Trust

➤ Tactical Offensive Equity Fund

➤ Tactical Offensive Fixed Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended July 31, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

January 31, 2016

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 102.8%

United States — 102.8%
SPDR S&P 500 Trust	752	$146

Total Exchange Traded Fund (Cost $100) ($ Thousands)		146

Total Investments — 102.8% (Cost $100) ($ Thousands)		$146

Percentages are based on Net Assets of $142 ($ Thousands).

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

As of January 31, 2016, the Fund’s investment was considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. For the period ended January 31, 2016, there were no Level 3 securities.

As of January 31, 2016, the Fund was not an active component of the Adviser Managed Strategy. See Note 1 — Organization in Notes to Financial Statements.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 29.1%

Consumer Discretionary — 3.4%
1011778 BC ULC / New Red Finance
6.000%, 04/01/2022 (A)	$350	$365
4.625%, 01/15/2022 (A)	156	157
21st Century Fox America
6.650%, 11/15/2037	100	114
6.150%, 02/15/2041	250	269
4.500%, 02/15/2021	100	108
3.000%, 09/15/2022	300	299
24 Hour Holdings III
8.000%, 06/01/2022 (A)	125	94
Amazon.com
4.800%, 12/05/2034	100	105
2.500%, 11/29/2022	200	197
AMC Entertainment
5.750%, 06/15/2025	88	90
AMC Networks
7.750%, 07/15/2021	100	106
4.750%, 12/15/2022	100	99
American Axle & Manufacturing
6.625%, 10/15/2022	100	100
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	100	102
American Honda Finance MTN
2.250%, 08/15/2019	200	203
1.600%, 07/13/2018	100	100
American Tire Distributors
10.250%, 03/01/2022 (A)	100	83
APX Group
8.750%, 12/01/2020	100	80
6.375%, 12/01/2019	150	144
Aramark Services
5.750%, 03/15/2020	100	104
Ashtead Capital
5.625%, 10/01/2024 (A)	200	192
Associated Materials
9.125%, 11/01/2017	100	74
AutoZone
3.700%, 04/15/2022	80	83
Bed Bath & Beyond
5.165%, 08/01/2044	100	86

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Block Financial
4.125%, 10/01/2020	$100	$102
BorgWarner
4.375%, 03/15/2045	50	45
3.375%, 03/15/2025	100	95
Boyd Gaming
6.875%, 05/15/2023	137	139
Brookfield Residential Properties
6.500%, 12/15/2020 (A)	100	90
6.125%, 07/01/2022 (A)	100	88
Caesars Entertainment Resort Properties
11.000%, 10/01/2021	200	174
8.000%, 10/01/2020	150	139
Caesars Growth Properties Holdings
9.375%, 05/01/2022	100	78
CBS
5.500%, 05/15/2033	175	175
4.000%, 01/15/2026	235	230
3.500%, 01/15/2025	100	96
CCO Safari II
6.834%, 10/23/2055 (A)	35	35
6.484%, 10/23/2045 (A)	165	166
6.384%, 10/23/2035 (A)	50	50
4.908%, 07/23/2025 (A)	150	150
4.464%, 07/23/2022 (A)	250	251
3.579%, 07/23/2020 (A)	55	55
CCOH Safari
5.750%, 02/15/2026 (A)	600	597
Chinos Intermediate Holdings
7.750%, 05/01/2019 (A)	50	12
Cinemark
4.875%, 06/01/2023	50	49
Claire’s Stores
9.000%, 03/15/2019 (A)	100	60
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	300	247
6.500%, 11/15/2022	400	371
Comcast
5.700%, 05/15/2018	250	274
4.750%, 03/01/2044	200	205
4.600%, 08/15/2045	100	101
4.400%, 08/15/2035	200	201
4.250%, 01/15/2033	100	99
4.200%, 08/15/2034	400	394
3.375%, 02/15/2025	150	153
3.375%, 08/15/2025	65	66
CSC Holdings
6.750%, 11/15/2021	150	148
CST Brands
5.000%, 05/01/2023	100	100
Cumulus Media Holdings
7.750%, 05/01/2019	100	39
Daimler Finance North America
8.500%, 01/18/2031	50	74

2	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Delphi Automotive PLC
3.150%, 11/19/2020	$200	$200
DIRECTV Holdings
5.150%, 03/15/2042	150	137
5.000%, 03/01/2021	150	163
3.950%, 01/15/2025	100	99
1.750%, 01/15/2018	200	200
Discovery Communications
6.350%, 06/01/2040	100	100
5.050%, 06/01/2020	125	133
DISH DBS
6.750%, 06/01/2021	300	306
5.875%, 07/15/2022	200	188
5.875%, 11/15/2024	360	321
Dollar General
3.250%, 04/15/2023	100	97
Dollar Tree
5.750%, 03/01/2023 (A)	380	401
5.250%, 03/01/2020 (A)	105	110
DR Horton
4.000%, 02/15/2020	45	46
3.750%, 03/01/2019	100	100
ESH Hospitality
5.250%, 05/01/2025‡ (A)	100	96
Expedia
4.500%, 08/15/2024	50	48
Fiat Chrysler Automobiles
5.250%, 04/15/2023	200	186
4.500%, 04/15/2020	400	391
First Quality Finance
4.625%, 05/15/2021 (A)	100	91
Ford Motor
7.450%, 07/16/2031	200	243
4.750%, 01/15/2043	125	114
Ford Motor Credit
5.875%, 08/02/2021	250	276
5.000%, 05/15/2018	225	236
4.389%, 01/08/2026	200	201
3.219%, 01/09/2022	200	195
2.943%, 01/08/2019	200	200
1.461%, 03/27/2017	200	199
Gap
5.950%, 04/12/2021	150	156
General Motors
6.250%, 10/02/2043	150	151
5.000%, 04/01/2035	50	45
3.500%, 10/02/2018	150	150
General Motors Financial
4.000%, 01/15/2025	100	93
3.450%, 04/10/2022	150	144
3.200%, 07/13/2020	100	98
2.400%, 04/10/2018	125	124
George Washington University
4.868%, 09/15/2045	50	55

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Goodyear Tire & Rubber
6.500%, 03/01/2021	$200	$210
5.125%, 11/15/2023	250	256
Group 1 Automotive
5.000%, 06/01/2022	100	95
Guitar Center
6.500%, 04/15/2019 (A)	100	84
Hilton Worldwide Finance
5.625%, 10/15/2021	200	206
Home Depot
5.875%, 12/16/2036	200	244
4.400%, 04/01/2021	100	111
4.400%, 03/15/2045	150	155
2.625%, 06/01/2022	150	152
2.000%, 06/15/2019	100	102
iHeartCommunications
9.000%, 12/15/2019	100	68
9.000%, 09/15/2022	500	326
International Game Technology
6.250%, 02/15/2022 (A)	200	192
5.625%, 02/15/2020 (A)	200	198
Isle of Capri Casinos
5.875%, 03/15/2021	100	102
Jaguar Holding II
6.375%, 08/01/2023 (A)	152	150
Jaguar Land Rover Automotive
5.625%, 02/01/2023 (A)	150	147
4.250%, 11/15/2019 (A)	150	151
Johnson Controls
4.950%, 07/02/2064	25	22
4.625%, 07/02/2044	100	91
3.625%, 07/02/2024	100	98
K Hovnanian Enterprises
7.250%, 10/15/2020 (A)	100	80
Kohl’s
4.750%, 12/15/2023	100	101
L Brands
6.875%, 11/01/2035 (A)	150	155
6.625%, 04/01/2021	100	112
5.625%, 02/15/2022	150	161
Landry’s
9.375%, 05/01/2020 (A)	100	106
Laureate Education
9.250%, 09/01/2019 (A)	200	109
Lear
5.250%, 01/15/2025	75	78
Lennar
4.750%, 11/15/2022	100	97
4.500%, 06/15/2019	100	103
Levi Strauss
6.875%, 05/01/2022	100	106
LKQ
4.750%, 05/15/2023	100	94

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lowe’s
6.650%, 09/15/2037	$100	$130
4.625%, 04/15/2020	100	109
4.250%, 09/15/2044	50	50
3.125%, 09/15/2024	100	102
Macy’s Retail Holdings
4.500%, 12/15/2034	100	83
3.450%, 01/15/2021	50	50
2.875%, 02/15/2023	125	112
Magna International
3.625%, 06/15/2024	100	99
Marriott International
3.125%, 10/15/2021	100	101
Massachusetts Institute of Technology
5.600%, 07/01/2111	100	127
Mattel
2.350%, 05/06/2019	100	100
McClatchy
9.000%, 12/15/2022	100	88
McDonald’s
6.300%, 10/15/2037	150	176
5.350%, 03/01/2018	200	215
4.875%, 12/09/2045	25	25
4.700%, 12/09/2035	75	76
3.700%, 01/30/2026	30	30
2.750%, 12/09/2020	120	122
2.100%, 12/07/2018	20	20
Men’s Wearhouse
7.000%, 07/01/2022	50	36
MGM Resorts International
7.750%, 03/15/2022	100	106
6.625%, 12/15/2021	200	206
6.000%, 03/15/2023	200	199
Michaels Stores
5.875%, 12/15/2020 (A)	100	103
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	100	98
Monitronics International
9.125%, 04/01/2020	100	80
MPG Holdco I
7.375%, 10/15/2022	100	96
NBCUniversal Media
5.950%, 04/01/2041	100	119
5.150%, 04/30/2020	350	393
NCL
5.250%, 11/15/2019 (A)	100	100
4.625%, 11/15/2020 (A)	85	83
Neiman Marcus Group
8.000%, 10/15/2021 (A)	200	150
Neptune Finco
10.875%, 10/15/2025 (A)	300	317
10.125%, 01/15/2023 (A)	200	212

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Netflix
5.875%, 02/15/2025 (A)	$38	$39
5.500%, 02/15/2022 (A)	125	129
5.375%, 02/01/2021	100	107
Newell Rubbermaid
4.000%, 12/01/2024	100	94
Nexstar Broadcasting
6.875%, 11/15/2020	100	100
NIKE
3.875%, 11/01/2045	100	100
Nordstrom
5.000%, 01/15/2044	100	99
Omnicom Group
3.625%, 05/01/2022	100	103
Penske Automotive Group
5.750%, 10/01/2022	50	50
Petco Holdings PIK
8.500%, 10/15/2017 (A)	200	204
Pinnacle Entertainment
6.375%, 08/01/2021	250	265
PVH
4.500%, 12/15/2022	100	97
Quebecor Media
5.750%, 01/15/2023	150	151
QVC
4.450%, 02/15/2025	100	93
Regal Entertainment Group
5.750%, 03/15/2022	150	151
Royal Caribbean Cruises
5.250%, 11/15/2022	100	102
RSI Home Products
6.500%, 03/15/2023 (A)	67	69
Sally Holdings
5.750%, 06/01/2022	100	104
5.625%, 12/01/2025	150	155
Scientific Games International
10.000%, 12/01/2022	300	209
7.000%, 01/01/2022 (A)	125	117
Scripps Networks Interactive
2.750%, 11/15/2019	100	99
Serta Simmons Bedding
8.125%, 10/01/2020 (A)	100	102
Service International
5.375%, 05/15/2024	100	106
Sinclair Television Group
6.125%, 10/01/2022	100	103
5.375%, 04/01/2021	150	150
Sirius XM Radio
6.000%, 07/15/2024 (A)	200	210
5.375%, 04/15/2025 (A)	275	276
Six Flags Entertainment
5.250%, 01/15/2021 (A)	100	102
Staples
2.750%, 01/12/2018	150	149

4	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Starbucks
2.700%, 06/15/2022	$200	$204
Starwood Hotels & Resorts Worldwide
3.750%, 03/15/2025	100	100
Starz
5.000%, 09/15/2019	150	153
Station Casinos
7.500%, 03/01/2021	25	26
Target
6.500%, 10/15/2037	100	131
6.000%, 01/15/2018	100	109
3.500%, 07/01/2024	150	158
2.300%, 06/26/2019	150	154
Taylor Morrison Communities
5.250%, 04/15/2021 (A)	92	86
TEGNA
5.125%, 07/15/2020	250	259
Time
5.750%, 04/15/2022 (A)	100	88
Time Warner
6.200%, 03/15/2040	275	289
3.600%, 07/15/2025	200	194
3.550%, 06/01/2024	200	196
2.100%, 06/01/2019	350	347
Time Warner Cable
8.750%, 02/14/2019	100	116
6.550%, 05/01/2037	100	100
5.875%, 11/15/2040	200	183
5.850%, 05/01/2017	145	151
5.000%, 02/01/2020	250	266
4.500%, 09/15/2042	100	80
Tops Holding
8.000%, 06/15/2022 (A)	83	79
Toyota Motor Credit MTN
3.300%, 01/12/2022	200	209
2.800%, 07/13/2022	50	51
2.150%, 03/12/2020	200	202
1.750%, 05/22/2017	100	101
1.550%, 07/13/2018	50	50
Tribune Media
5.875%, 07/15/2022 (A)	200	199
Unitymedia Hessen GmbH & KG
5.000%, 01/15/2025 (A)	200	200
Univision Communications
6.750%, 09/15/2022 (A)	150	154
5.125%, 05/15/2023 (A)	100	97
5.125%, 02/15/2025 (A)	347	329
Viacom
5.850%, 09/01/2043	100	84
4.850%, 12/15/2034	200	162
4.250%, 09/01/2023	125	120
2.200%, 04/01/2019	150	148

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Viking Cruises
8.500%, 10/15/2022 (A)	$100	$93
Walt Disney MTN
4.125%, 06/01/2044	125	126
2.350%, 12/01/2022	50	50
2.300%, 02/12/2021	100	101
1.125%, 02/15/2017	100	100
1.100%, 12/01/2017	200	200
Whirlpool
3.700%, 05/01/2025	200	204
WPP Finance
3.750%, 09/19/2024	100	100
Wyndham Worldwide
4.250%, 03/01/2022	100	101
Wynn Las Vegas
5.500%, 03/01/2025 (A)	400	351
5.375%, 03/15/2022	100	96
ZF North America Capital
4.750%, 04/29/2025 (A)	150	141
4.500%, 04/29/2022 (A)	150	144
4.000%, 04/29/2020 (A)	150	150

		34,737

Consumer Staples — 1.9%
Albertson’s Holdings
7.750%, 10/15/2022 (A)	126	132
Alliance One International
9.875%, 07/15/2021	50	40
Altria Group
9.700%, 11/10/2018	106	128
9.250%, 08/06/2019	100	122
5.375%, 01/31/2044	200	218
4.000%, 01/31/2024	100	106
2.850%, 08/09/2022	100	100
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	400	414
4.700%, 02/01/2036	300	304
4.625%, 02/01/2044	100	101
3.700%, 02/01/2024	300	310
3.650%, 02/01/2026	400	405
3.300%, 02/01/2023	300	305
2.650%, 02/01/2021	300	302
2.150%, 02/01/2019	62	62
1.900%, 02/01/2019	30	30
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	100	144
5.375%, 01/15/2020	200	222
3.750%, 07/15/2042	100	86
1.375%, 07/15/2017	200	200
Archer-Daniels-Midland
4.479%, 03/01/2021	50	55
4.016%, 04/16/2043	50	49
Avon Products
6.750%, 03/15/2023	100	64

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

B&G Foods
4.625%, 06/01/2021	$100	$100
Brown-Forman
4.500%, 07/15/2045	35	36
Bunge Finance
3.500%, 11/24/2020	50	51
Campbell Soup
4.500%, 02/15/2019	100	107
Coca-Cola
2.875%, 10/27/2025	200	201
2.450%, 11/01/2020	200	207
1.650%, 11/01/2018	300	304
Coca-Cola Femsa
2.375%, 11/26/2018	150	150
Colgate-Palmolive MTN
4.000%, 08/15/2045	50	52
3.250%, 03/15/2024	50	53
1.750%, 03/15/2019	50	51
ConAgra Foods
3.200%, 01/25/2023	150	145
1.900%, 01/25/2018	100	100
Constellation Brands
4.250%, 05/01/2023	250	256
3.750%, 05/01/2021	100	100
Costco Wholesale
5.500%, 03/15/2017	100	105
1.700%, 12/15/2019	100	101
1.125%, 12/15/2017	100	100
Cott Beverages
6.750%, 01/01/2020	80	82
5.375%, 07/01/2022	100	97
CVS Health
5.750%, 06/01/2017	100	106
5.300%, 12/05/2043	50	54
5.125%, 07/20/2045	105	113
4.875%, 07/20/2035	100	104
4.000%, 12/05/2023	100	105
3.875%, 07/20/2025	200	207
2.800%, 07/20/2020	200	203
2.750%, 12/01/2022	100	99
2.250%, 12/05/2018	125	126
1.900%, 07/20/2018	100	100
Dean Foods
6.500%, 03/15/2023 (A)	147	151
Diageo Capital
5.750%, 10/23/2017	125	134
2.625%, 04/29/2023	100	99
1.500%, 05/11/2017	100	100
Dr Pepper Snapple Group
2.000%, 01/15/2020	100	99
Edgewell Personal Care
4.700%, 05/19/2021	100	102
Energizer Holdings
5.500%, 06/15/2025 (A)	113	105

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Estee Lauder
4.375%, 06/15/2045	$50	$51
General Mills
5.700%, 02/15/2017	100	105
3.150%, 12/15/2021	100	103
Hershey
3.200%, 08/21/2025	100	103
HRG Group
7.875%, 07/15/2019	100	104
7.750%, 01/15/2022	100	95
Ingles Markets
5.750%, 06/15/2023	100	100
JBS
5.875%, 07/15/2024 (A)	250	200
5.750%, 06/15/2025 (A)	100	76
JM Smucker
4.375%, 03/15/2045	100	97
4.250%, 03/15/2035	20	20
Kellogg
7.450%, 04/01/2031	75	93
4.000%, 12/15/2020	200	215
Kimberly-Clark
6.625%, 08/01/2037	100	132
3.050%, 08/15/2025	50	52
2.150%, 08/15/2020	50	51
Kraft Foods Group
6.125%, 08/23/2018	200	220
5.000%, 06/04/2042	100	102
3.500%, 06/06/2022	100	102
Kraft Heinz Foods
5.200%, 07/15/2045 (A)	100	105
3.950%, 07/15/2025 (A)	100	103
2.800%, 07/02/2020 (A)	200	201
Kroger
4.000%, 02/01/2024	200	211
McCormick
3.250%, 11/15/2025	35	36
Mead Johnson Nutrition
4.125%, 11/15/2025	30	31
3.000%, 11/15/2020	230	233
Molson Coors Brewing
5.000%, 05/01/2042	93	89
Mondelez International
6.500%, 08/11/2017	100	107
4.000%, 02/01/2024	260	269
PepsiCo
5.500%, 01/15/2040	100	119
5.000%, 06/01/2018	150	162
4.600%, 07/17/2045	70	75
4.500%, 01/15/2020	200	220
4.250%, 10/22/2044	100	100
3.600%, 03/01/2024	200	213
3.500%, 07/17/2025	100	105
2.750%, 03/05/2022	150	154

6	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Philip Morris International
6.375%, 05/16/2038	$200	$251
5.650%, 05/16/2018	200	218
4.500%, 03/26/2020	100	110
4.250%, 11/10/2044	50	49
4.125%, 03/04/2043	50	48
Pilgrim’s Pride
5.750%, 03/15/2025 (A)	33	32
Post Holdings
7.750%, 03/15/2024 (A)	160	171
7.375%, 02/15/2022	300	316
Procter & Gamble
5.550%, 03/05/2037	100	125
4.700%, 02/15/2019	200	221
3.100%, 08/15/2023	100	105
Revlon Consumer Products
5.750%, 02/15/2021	100	98
Reynolds American
6.875%, 05/01/2020	100	117
5.850%, 08/15/2045	100	111
5.700%, 08/15/2035	100	109
4.750%, 11/01/2042	100	96
4.450%, 06/12/2025	100	106
3.250%, 06/12/2020	100	103
3.250%, 11/01/2022	100	101
Rite Aid
6.750%, 06/15/2021	400	423
6.125%, 04/01/2023 (A)	165	174
Smithfield Foods
6.625%, 08/15/2022	100	105
Spectrum Brands
6.375%, 11/15/2020	200	211
5.750%, 07/15/2025 (A)	149	153
Sun Products
7.750%, 03/15/2021 (A)	100	92
Sysco
4.850%, 10/01/2045	15	15
3.750%, 10/01/2025	25	26
2.600%, 10/01/2020	150	153
TreeHouse Foods
6.000%, 02/15/2024 (A)	120	123
Tyson Foods
4.500%, 06/15/2022	100	107
3.950%, 08/15/2024	50	52
Unilever Capital
5.900%, 11/15/2032	100	128
4.250%, 02/10/2021	100	111
US Foods
8.500%, 06/30/2019	200	199
Vector Group
7.750%, 02/15/2021	100	105
Walgreen
5.250%, 01/15/2019	24	26

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Walgreens Boots Alliance
4.800%, 11/18/2044	$100	$89
3.800%, 11/18/2024	100	98
3.300%, 11/18/2021	100	100
1.750%, 11/17/2017	150	150
Wal-Mart Stores
6.500%, 08/15/2037	250	327
5.250%, 09/01/2035	200	233
4.300%, 04/22/2044	225	233
3.300%, 04/22/2024	200	210
3.250%, 10/25/2020	100	107
2.550%, 04/11/2023	150	151
1.125%, 04/11/2018	300	300
WhiteWave Foods
5.375%, 10/01/2022	100	106

		19,652

Energy — 3.0%
American Energy-Permian Basin
7.375%, 11/01/2021 (A)	100	28
7.125%, 11/01/2020 (A)	150	41
Anadarko Petroleum
6.450%, 09/15/2036	125	100
6.375%, 09/15/2017	225	227
Antero Resources
5.625%, 06/01/2023 (A)	44	37
5.375%, 11/01/2021	200	169
5.125%, 12/01/2022	200	169
Apache
5.100%, 09/01/2040	200	151
4.750%, 04/15/2043	100	73
3.250%, 04/15/2022	100	90
Atwood Oceanics
6.500%, 02/01/2020	100	35
Baker Hughes
5.125%, 09/15/2040	100	93
Blue Racer Midstream
6.125%, 11/15/2022 (A)	128	96
Bonanza Creek Energy
6.750%, 04/15/2021	50	20
BP Capital Markets
3.994%, 09/26/2023	38	38
3.535%, 11/04/2024	100	96
3.506%, 03/17/2025	200	193
3.245%, 05/06/2022	100	98
2.315%, 02/13/2020	200	197
2.237%, 05/10/2019	200	199
1.846%, 05/05/2017	100	100
BreitBurn Energy Partners
7.875%, 04/15/2022	100	16
Buckeye Partners
2.650%, 11/15/2018	150	145
California Resources
8.000%, 12/15/2022 (A)	398	158

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.000%, 11/15/2024	$58	$11
5.500%, 09/15/2021	69	14
Calumet Specialty Products Partners
6.500%, 04/15/2021	100	72
Cameron International
1.400%, 06/15/2017	125	123
Canadian Natural Resources
6.250%, 03/15/2038	150	109
5.700%, 05/15/2017	100	99
3.900%, 02/01/2025	100	78
Carrizo Oil & Gas
7.500%, 09/15/2020	100	78
6.250%, 04/15/2023	165	115
Cenovus Energy
5.200%, 09/15/2043	275	192
CGG
6.500%, 06/01/2021	100	38
CHC Helicopter
9.250%, 10/15/2020	180	79
Chesapeake Energy
8.000%, 12/15/2022 (A)	482	206
Chevron
4.950%, 03/03/2019	225	244
3.326%, 11/17/2025	50	50
3.191%, 06/24/2023	100	101
2.419%, 11/17/2020	50	50
2.355%, 12/05/2022	100	95
2.193%, 11/15/2019	125	125
1.790%, 11/16/2018	50	50
1.344%, 11/09/2017	50	50
1.104%, 12/05/2017	100	99
Clayton Williams Energy
7.750%, 04/01/2019	100	53
CNOOC Nexen Finance
4.250%, 04/30/2024	200	203
1.625%, 04/30/2017	200	199
Columbia Pipeline Group
3.300%, 06/01/2020 (A)	150	142
Comstock Resources
10.000%, 03/15/2020 (A)	100	39
Concho Resources
6.500%, 01/15/2022	100	94
5.500%, 04/01/2023	350	317
ConocoPhillips
6.500%, 02/01/2039	225	216
5.750%, 02/01/2019	100	105
4.150%, 11/15/2034	100	80
3.350%, 11/15/2024	100	86
3.350%, 05/15/2025	95	81
2.400%, 12/15/2022	150	128
1.050%, 12/15/2017	100	96
CONSOL Energy
8.000%, 04/01/2023	50	34

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.875%, 04/15/2022	$200	$129
Continental Resources
5.000%, 09/15/2022	275	193
3.800%, 06/01/2024	50	32
Crestwood Midstream Partners
6.250%, 04/01/2023 (A)	70	42
6.125%, 03/01/2022	100	60
6.000%, 12/15/2020	50	32
CVR Refining
6.500%, 11/01/2022	100	97
DCP Midstream
5.850%, 05/21/2043 (A) (B)	100	57
DCP Midstream Operating
3.875%, 03/15/2023	100	67
Denbury Resources
5.500%, 05/01/2022	200	70
4.625%, 07/15/2023	100	33
Devon Energy
5.600%, 07/15/2041	100	66
5.000%, 06/15/2045	150	99
3.250%, 05/15/2022	100	80
Devon Financing
7.875%, 09/30/2031	100	91
Drill Rigs Holdings
6.500%, 10/01/2017 (A)	100	53
Eclipse Resources
8.875%, 07/15/2023 (A)	100	31
Ecopetrol
5.875%, 05/28/2045	100	69
4.125%, 01/16/2025	225	171
Enable Midstream Partners
2.400%, 05/15/2019	100	78
Enbridge Energy Partners
9.875%, 03/01/2019	50	55
5.500%, 09/15/2040	100	76
Encana
6.500%, 08/15/2034	225	137
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	100	85
Energy Transfer Equity
5.875%, 01/15/2024	150	117
5.500%, 06/01/2027	195	138
Energy Transfer Partners
6.125%, 12/15/2045	100	79
5.950%, 10/01/2043	100	75
5.200%, 02/01/2022	100	90
5.150%, 03/15/2045	100	69
4.900%, 03/15/2035	250	174
4.750%, 01/15/2026	50	42
3.600%, 02/01/2023	185	150
Energy XXI Gulf Coast
11.000%, 03/15/2020 (A)	200	48
EnLink Midstream Partners
4.150%, 06/01/2025	100	68

8	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ensco
5.200%, 03/15/2025	$200	$121
4.700%, 03/15/2021	100	66
Enterprise Products Operating
5.200%, 09/01/2020	100	105
5.100%, 02/15/2045	225	187
4.850%, 08/15/2042	100	82
3.700%, 02/15/2026	100	90
3.350%, 03/15/2023	200	181
2.550%, 10/15/2019	100	95
EOG Resources
3.150%, 04/01/2025	200	184
2.625%, 03/15/2023	100	92
EP Energy
9.375%, 05/01/2020	300	127
6.375%, 06/15/2023	68	24
Exxon Mobil
3.567%, 03/06/2045	50	45
2.709%, 03/06/2025	100	99
1.912%, 03/06/2020	100	100
0.921%, 03/15/2017	263	262
Foresight Energy
7.875%, 08/15/2021 (A)	100	79
Genesis Energy
6.750%, 08/01/2022	100	82
GenOn Energy
9.500%, 10/15/2018	200	140
Gibson Energy
6.750%, 07/15/2021 (A)	121	113
Gulfmark Offshore
6.375%, 03/15/2022	50	16
Gulfport Energy
7.750%, 11/01/2020	100	88
Halcon Resources
13.000%, 02/15/2022 (A)	100	26
8.625%, 02/01/2020 (A)	122	77
Halliburton
7.450%, 09/15/2039	100	117
6.150%, 09/15/2019	100	111
5.000%, 11/15/2045	100	89
4.850%, 11/15/2035	100	92
3.800%, 11/15/2025	100	94
3.500%, 08/01/2023	100	94
2.700%, 11/15/2020	100	98
Hess
8.125%, 02/15/2019	100	103
7.125%, 03/15/2033	100	85
5.600%, 02/15/2041	50	35
Hilcorp Energy I
5.750%, 10/01/2025 (A)	167	131
Husky Energy
4.000%, 04/15/2024	200	162
Jones Energy Holdings
6.750%, 04/01/2022	100	41

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Jupiter Resources
8.500%, 10/01/2022 (A)	$100	$36
Key Energy Services
6.750%, 03/01/2021	100	16
Kinder Morgan
5.550%, 06/01/2045	100	78
5.300%, 12/01/2034	250	190
5.050%, 02/15/2046	90	66
4.300%, 06/01/2025	100	87
3.050%, 12/01/2019	325	301
Kinder Morgan Energy Partners
5.500%, 03/01/2044	250	194
4.300%, 05/01/2024	100	85
4.250%, 09/01/2024	100	85
2.650%, 02/01/2019	100	93
Laredo Petroleum
7.375%, 05/01/2022	100	74
Legacy Reserves
6.625%, 12/01/2021	50	10
Linn Energy
12.000%, 12/15/2020 (A)	73	26
6.500%, 05/15/2019	100	14
6.250%, 11/01/2019	450	56
Magellan Midstream Partners
4.200%, 03/15/2045	200	149
Marathon Oil
6.000%, 10/01/2017	100	99
5.200%, 06/01/2045	50	31
2.800%, 11/01/2022	100	68
Marathon Petroleum
6.500%, 03/01/2041	150	138
5.125%, 03/01/2021	50	51
2.700%, 12/14/2018	50	49
McDermott International
8.000%, 05/01/2021 (A)	100	69
MEG Energy
7.000%, 03/31/2024 (A)	200	105
6.375%, 01/30/2023 (A)	200	102
Memorial Production Partners
7.625%, 05/01/2021	100	30
Memorial Resource Development
5.875%, 07/01/2022	100	75
Midstates Petroleum
10.000%, 06/01/2020	100	30
MPLX
4.500%, 07/15/2023 (A)	150	117
Murray Energy
11.250%, 04/15/2021 (A)	150	21
National Oilwell Varco
3.950%, 12/01/2042	100	72
2.600%, 12/01/2022	100	89
Navios Maritime Acquisition
8.125%, 11/15/2021 (A)	100	80

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Newfield Exploration
5.625%, 07/01/2024	$245	$205
5.375%, 01/01/2026	77	62
Nexen Energy
6.400%, 05/15/2037	200	231
Niska Gas Storage Canada
6.500%, 04/01/2019	100	80
Noble Energy
5.250%, 11/15/2043	100	74
4.150%, 12/15/2021	50	45
3.900%, 11/15/2024	100	84
Noble Holding International
5.950%, 04/01/2025	100	50
Northern Oil and Gas
8.000%, 06/01/2020	100	56
Oasis Petroleum
6.875%, 03/15/2022	100	58
Occidental Petroleum
4.100%, 02/01/2021	200	208
2.700%, 02/15/2023	100	92
1.750%, 02/15/2017	100	100
ONEOK
7.500%, 09/01/2023	80	65
4.250%, 02/01/2022	100	69
ONEOK Partners
6.200%, 09/15/2043	50	37
3.200%, 09/15/2018	200	184
Pacific Drilling
5.375%, 06/01/2020 (A)	200	48
Parsley Energy
7.500%, 02/15/2022 (A)	100	96
PBF Holding
8.250%, 02/15/2020	150	154
7.000%, 11/15/2023 (A)	70	64
PDC Energy
7.750%, 10/15/2022	100	95
Peabody Energy
10.000%, 03/15/2022 (A)	150	15
6.000%, 11/15/2018	250	21
Penn Virginia
8.500%, 05/01/2020	100	16
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (A)	100	102
6.625%, 06/15/2035	100	89
6.500%, 06/02/2041	260	221
6.375%, 02/04/2021 (A)	100	101
5.750%, 03/01/2018	200	204
5.625%, 01/23/2046 (A)	300	231
5.500%, 02/04/2019 (A)	60	61
4.500%, 01/23/2026 (A)	150	129
3.500%, 07/23/2020 (A)	250	232
3.500%, 01/30/2023	250	213
2.378%, 04/15/2025	90	92

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PHI
5.250%, 03/15/2019	$100	$81
Phillips 66
5.875%, 05/01/2042	100	94
4.875%, 11/15/2044	100	86
2.950%, 05/01/2017	100	102
Phillips 66 Partners
2.646%, 02/15/2020	150	142
Pioneer Natural Resources
7.200%, 01/15/2028	66	71
6.650%, 03/15/2017	100	102
Plains All American Pipeline
4.700%, 06/15/2044	100	68
4.650%, 10/15/2025	100	86
3.600%, 11/01/2024	100	80
2.600%, 12/15/2019	100	89
Puget Energy
5.625%, 07/15/2022	100	112
3.650%, 05/15/2025	50	50
Puget Sound Energy
4.300%, 05/20/2045	50	53
Puma International Financing
6.750%, 02/01/2021 (A)	200	185
QEP Resources
5.375%, 10/01/2022	100	68
5.250%, 05/01/2023	100	68
Range Resources
5.000%, 03/15/2023	150	117
4.875%, 05/15/2025 (A)	188	152
Rice Energy
6.250%, 05/01/2022	150	114
Rockies Express Pipeline
6.000%, 01/15/2019 (A)	100	94
RSP Permian
6.625%, 10/01/2022	50	45
Sabine Pass Liquefaction
5.750%, 05/15/2024	200	175
5.625%, 02/01/2021	450	412
5.625%, 03/01/2025	294	253
Sanchez Energy
6.125%, 01/15/2023	300	120
SandRidge Energy
8.750%, 06/01/2020 (A)	233	44
Sasol Financing International
4.500%, 11/14/2022	200	186
Schlumberger Investment
3.650%, 12/01/2023	100	101
Seven Generations Energy
8.250%, 05/15/2020 (A)	100	89
Seventy Seven Operating
6.625%, 11/15/2019	100	21
Shell International Finance
6.375%, 12/15/2038	200	229
4.375%, 03/25/2020	100	107

10	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.375%, 05/11/2045	$100	$93
4.300%, 09/22/2019	150	160
4.125%, 05/11/2035	200	183
2.250%, 11/10/2020	150	147
2.250%, 01/06/2023	100	92
2.125%, 05/11/2020	200	196
1.625%, 11/10/2018	100	98
SM Energy
6.125%, 11/15/2022	30	17
5.625%, 06/01/2025	113	60
5.000%, 01/15/2024	100	54
Southwestern Energy
4.950%, 01/23/2025	50	31
4.100%, 03/15/2022	100	64
Spectra Energy Partners
4.750%, 03/15/2024	100	97
3.500%, 03/15/2025	100	88
2.950%, 09/25/2018	100	98
Statoil
4.800%, 11/08/2043	100	102
3.700%, 03/01/2024	200	201
2.250%, 11/08/2019	250	249
1.200%, 01/17/2018	100	99
1.150%, 05/15/2018	100	98
Stone Energy
7.500%, 11/15/2022	100	27
Suncor Energy
6.500%, 06/15/2038	200	191
6.100%, 06/01/2018	100	105
Sunoco
6.375%, 04/01/2023 (A)	83	77
5.500%, 08/01/2020 (A)	120	112
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	125	87
Targa Resources Partners
5.000%, 01/15/2018	200	187
4.250%, 11/15/2023	100	73
4.125%, 11/15/2019	115	96
Tesoro Logistics
6.250%, 10/15/2022 (A)	110	100
6.125%, 10/15/2021	100	90
5.500%, 10/15/2019 (A)	105	98
Total Capital International
3.750%, 04/10/2024	150	152
2.875%, 02/17/2022	100	99
2.700%, 01/25/2023	100	95
2.100%, 06/19/2019	250	249
TransCanada PipeLines
6.350%, 05/15/2067 (B)	100	67
6.200%, 10/15/2037	250	257
2.500%, 08/01/2022	100	90
1.875%, 01/12/2018	150	147

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Transocean
7.125%, 12/15/2021	$200	$118
Tullow Oil
6.250%, 04/15/2022 (A)	200	126
Ultra Petroleum
6.125%, 10/01/2024 (A)	100	14
Unit
6.625%, 05/15/2021	150	98
Valero Energy
6.625%, 06/15/2037	100	97
3.650%, 03/15/2025	200	186
W&T Offshore
8.500%, 06/15/2019	100	27
Weatherford International
4.500%, 04/15/2022	200	132
Western Gas Partners
3.950%, 06/01/2025	100	74
Whiting Petroleum
6.250%, 04/01/2023	150	94
5.750%, 03/15/2021	100	63
5.000%, 03/15/2019	250	162
Williams
5.750%, 06/24/2044	100	56
4.550%, 06/24/2024	300	197
Williams Partners
6.300%, 04/15/2040	100	71
4.875%, 03/15/2024	125	94
4.300%, 03/04/2024	260	194
3.900%, 01/15/2025	100	71
3.600%, 03/15/2022	150	110
WPX Energy
7.500%, 08/01/2020	75	47
6.000%, 01/15/2022	100	58
5.250%, 09/15/2024	150	82
XTO Energy
6.500%, 12/15/2018	100	114

		30,583

Financials — 7.8%
Abbey National Treasury Services
3.050%, 08/23/2018	100	103
2.375%, 03/16/2020	150	151
ACE INA Holdings
3.350%, 05/15/2024	200	205
3.150%, 03/15/2025	100	100
2.300%, 11/03/2020	200	201
Aflac
3.625%, 11/15/2024	100	103
2.400%, 03/16/2020	100	102
African Development Bank MTN
0.875%, 03/15/2018	400	399
Alexandria Real Estate Equities
4.600%, 04/01/2022‡	350	374

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Allstate
5.750%, 08/15/2053 (B)	$100	$102
Ally Financial
5.500%, 02/15/2017	400	405
3.600%, 05/21/2018	200	198
Alphabet Holding PIK
7.750%, 11/01/2017	100	98
American Campus Communities Operating Partnership
3.350%, 10/01/2020	50	51
American Express
7.000%, 03/19/2018	150	166
4.050%, 12/03/2042	100	96
2.650%, 12/02/2022	100	98
American Express Credit MTN
2.375%, 05/26/2020	50	50
2.250%, 08/15/2019	100	100
1.800%, 07/31/2018	100	100
1.125%, 06/05/2017	300	299
American International Group MTN
5.850%, 01/16/2018	150	160
4.500%, 07/16/2044	250	219
4.125%, 02/15/2024	100	100
3.875%, 01/15/2035	100	82
2.300%, 07/16/2019	200	201
American Tower
4.000%, 06/01/2025‡	100	99
3.450%, 09/15/2021‡	150	150
2.800%, 06/01/2020‡	100	99
Ameriprise Financial
3.700%, 10/15/2024	100	103
Andina de Fomento
4.375%, 06/15/2022	100	109
Aon
3.500%, 06/14/2024	200	199
Arch Capital Group
5.144%, 11/01/2043	150	155
Argos Merger
7.125%, 03/15/2023 (A)	333	336
Asian Development Bank MTN
2.000%, 01/22/2025	150	149
1.875%, 04/12/2019	100	102
1.750%, 09/11/2018	350	356
1.625%, 08/26/2020	100	101
1.500%, 01/22/2020	350	351
0.750%, 07/28/2017	200	199
Australia & New Zealand Banking Group MTN
3.700%, 11/16/2025	250	260
AvalonBay Communities MTN
3.500%, 11/15/2024‡	100	102
3.500%, 11/15/2025‡	100	101
AXIS Specialty Finance
5.150%, 04/01/2045	100	102

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America MTN
7.750%, 05/14/2038	$275	$371
6.110%, 01/29/2037	150	169
5.650%, 05/01/2018	200	214
5.625%, 07/01/2020	200	221
5.000%, 01/21/2044	150	155
4.750%, 04/21/2045	40	38
4.100%, 07/24/2023	415	427
4.000%, 04/01/2024	285	291
4.000%, 01/22/2025	250	244
3.875%, 08/01/2025	100	101
2.650%, 04/01/2019	300	301
2.625%, 10/19/2020	100	99
2.250%, 04/21/2020	150	146
1.750%, 06/05/2018	500	499
1.700%, 08/25/2017	700	700
1.650%, 03/26/2018	300	299
Bank of Montreal MTN
1.800%, 07/31/2018	50	50
1.300%, 07/14/2017	100	100
Bank of New York Mellon MTN
3.550%, 09/23/2021	100	105
3.000%, 02/24/2025	150	150
2.600%, 08/17/2020	200	203
2.450%, 11/27/2020	50	50
2.300%, 09/11/2019	200	203
Bank of Nova Scotia
2.800%, 07/21/2021	50	51
2.050%, 10/30/2018	100	101
1.700%, 06/11/2018	100	100
1.450%, 04/25/2018	200	199
1.250%, 04/11/2017	200	200
Barclays
5.250%, 08/17/2045	200	205
3.650%, 03/16/2025	250	239
BB&T MTN
2.625%, 06/29/2020	100	101
2.450%, 01/15/2020	150	152
Bear Stearns
7.250%, 02/01/2018	195	214
Berkshire Hathaway
4.500%, 02/11/2043	50	50
3.000%, 02/11/2023	150	154
2.100%, 08/14/2019	200	204
Berkshire Hathaway Finance
5.400%, 05/15/2018	100	110
4.250%, 01/15/2021	100	109
1.600%, 05/15/2017	100	101
BlackRock
3.500%, 03/18/2024	200	208
BNP Paribas MTN
5.000%, 01/15/2021	150	167
2.450%, 03/17/2019	300	303
2.375%, 09/14/2017	150	152

12	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.375%, 05/21/2020	$200	$200
Boston Properties
3.700%, 11/15/2018‡	150	156
3.125%, 09/01/2023‡	150	150
BPCE
2.500%, 12/10/2018	320	325
Brandywine Operating Partnership
4.100%, 10/01/2024‡	50	50
Brixmor Operating Partnership
3.875%, 08/15/2022‡	30	31
Capital One
1.650%, 02/05/2018	300	298
Capital One Bank
2.250%, 02/13/2019	350	349
Capital One Financial
3.200%, 02/05/2025	100	95
Charles Schwab
3.450%, 02/13/2026	70	72
Chubb
6.375%, 04/15/2037 (B)	150	140
CIT Group
5.500%, 02/15/2019 (A)	300	310
5.250%, 03/15/2018	200	206
4.250%, 08/15/2017	300	303
Citigroup
6.675%, 09/13/2043	90	107
6.125%, 08/25/2036	200	222
4.450%, 09/29/2027	500	493
3.875%, 03/26/2025	300	289
3.700%, 01/12/2026	300	299
3.300%, 04/27/2025	300	293
2.650%, 10/26/2020	200	200
2.150%, 07/30/2018	50	50
2.050%, 12/07/2018	150	149
1.800%, 02/05/2018	300	298
1.700%, 04/27/2018	300	298
Citizens Financial Group
4.350%, 08/01/2025	100	102
CME Group
3.000%, 03/15/2025	100	101
CNO Financial Group
5.250%, 05/30/2025	140	141
Commerzbank MTN
8.125%, 09/19/2023 (A)	150	169
Commonwealth Bank of Australia MTN
2.500%, 09/20/2018	250	255
2.300%, 03/12/2020	250	250
Communications Sales & Leasing
8.250%, 10/15/2023‡	110	97
Cooperatieve Rabobank
5.250%, 08/04/2045	250	261
4.625%, 12/01/2023	250	259
3.875%, 02/08/2022	250	265

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Corporate Office Properties
5.000%, 07/01/2025‡	$50	$50
Council of Europe Development Bank
1.750%, 11/14/2019	50	50
1.625%, 03/10/2020	100	101
1.000%, 03/07/2018	125	125
Credit Suisse MTN
3.625%, 09/09/2024	250	257
1.700%, 04/27/2018	300	299
1.375%, 05/26/2017	500	498
Credit Suisse Group Funding Guernsey
3.750%, 03/26/2025	250	243
Crown Castle International
4.450%, 02/15/2026‡	65	66
3.400%, 02/15/2021‡	55	55
DDR
3.625%, 02/01/2025‡	100	96
Deutsche Bank
4.500%, 04/01/2025	200	176
4.296%, 05/24/2028 (B)	300	269
3.700%, 05/30/2024	250	245
1.875%, 02/13/2018	150	148
1.400%, 02/13/2017	200	199
DFC Finance
10.500%, 06/15/2020 (A)	100	62
Digital Realty Trust
3.950%, 07/01/2022‡	100	101
Discover Bank
4.200%, 08/08/2023	250	255
Discover Financial Services
3.850%, 11/21/2022	100	102
Duke Realty
3.875%, 10/15/2022‡	150	153
DuPont Fabros Technology
5.875%, 09/15/2021‡	50	52
Enova International
9.750%, 06/01/2021	100	72
Equinix
5.875%, 01/15/2026‡	150	155
5.375%, 01/01/2022‡	145	151
5.375%, 04/01/2023‡	150	155
ERP Operating
3.375%, 06/01/2025‡	100	101
2.375%, 07/01/2019‡	150	151
European Bank for Reconstruction & Development MTN
1.750%, 06/14/2019	100	102
1.750%, 11/26/2019	200	204
1.000%, 02/16/2017	400	402
European Investment Bank
2.875%, 09/15/2020	125	132
2.125%, 10/15/2021	500	509

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.875%, 02/10/2025	$400	$394
1.750%, 06/17/2019	200	203
1.625%, 03/16/2020	100	101
1.375%, 06/15/2020	300	298
1.250%, 05/15/2018	100	100
1.125%, 09/15/2017	450	451
1.125%, 08/15/2018	600	600
1.000%, 06/15/2018	250	249
0.875%, 04/18/2017	600	600
Federal Realty Investment Trust
4.500%, 12/01/2044‡	50	52
FelCor Lodging
5.625%, 03/01/2023	100	100
Fifth Third Bancorp
2.875%, 07/27/2020	150	152
FMS Wertmanagement
1.125%, 09/05/2017	400	401
Franklin Resources
2.850%, 03/30/2025	150	145
Genworth Holdings
7.625%, 09/24/2021	100	69
GLP Capital
5.375%, 11/01/2023	100	96
4.875%, 11/01/2020	100	98
4.375%, 11/01/2018	150	150
Goldman Sachs Group
6.750%, 10/01/2037	625	722
6.250%, 02/01/2041	100	119
6.150%, 04/01/2018	150	162
6.000%, 06/15/2020	350	393
5.750%, 01/24/2022	130	147
4.800%, 07/08/2044	100	99
3.850%, 07/08/2024	200	203
3.500%, 01/23/2025	300	296
2.625%, 01/31/2019	250	252
2.600%, 04/23/2020	300	299
2.550%, 10/23/2019	200	200
2.375%, 01/22/2018	300	301
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	50	35
Hartford Financial Services Group
5.500%, 03/30/2020	150	166
4.300%, 04/15/2043	100	95
HCP
5.375%, 02/01/2021‡	200	220
4.000%, 12/01/2022‡	50	51
4.000%, 06/01/2025‡	100	98
Highwoods Realty
3.200%, 06/15/2021‡	100	99
Hospitality Properties Trust
4.500%, 03/15/2025‡	50	48
Host Hotels & Resorts
4.000%, 06/15/2025‡	65	63
Howard Hughes
6.875%, 10/01/2021 (A)	100	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC
2.375%, 11/13/2019	$300	$300
2.350%, 03/05/2020	350	346
HSBC Finance
6.676%, 01/15/2021	300	338
HSBC Holdings
6.500%, 05/02/2036	200	229
6.500%, 09/15/2037	225	258
5.250%, 03/14/2044	200	204
HUB International
7.875%, 10/01/2021 (A)	150	132
Huntington National Bank
1.700%, 02/26/2018	250	249
Inter-American Development Bank
3.200%, 08/07/2042	100	102
3.000%, 02/21/2024	300	323
1.750%, 10/15/2019	700	714
1.125%, 03/15/2017	450	452
1.125%, 08/28/2018	200	200
0.875%, 03/15/2018	200	200
Intercontinental Exchange
3.750%, 12/01/2025	55	56
2.750%, 12/01/2020	55	56
International Bank for Reconstruction & Development
2.500%, 11/25/2024	200	207
2.500%, 07/29/2025	150	155
2.125%, 11/01/2020	450	463
1.875%, 03/15/2019	500	512
1.625%, 02/10/2022	200	199
0.875%, 04/17/2017	600	601
International Finance
1.750%, 09/04/2018	200	202
1.750%, 09/16/2019	100	102
Intesa Sanpaolo
5.710%, 01/15/2026 (A)	200	196
5.017%, 06/26/2024 (A)	300	288
3.875%, 01/16/2018	200	205
Invesco Finance
5.375%, 11/30/2043	150	168
Iron Mountain
6.000%, 10/01/2020‡ (A)	120	128
6.000%, 08/15/2023‡	200	208
5.750%, 08/15/2024‡	100	99
iStar
5.000%, 07/01/2019‡	150	141
Jefferies Group
6.875%, 04/15/2021	100	113
JPMorgan Chase
6.400%, 05/15/2038	100	122
6.300%, 04/23/2019	200	225
5.625%, 08/16/2043	190	207
4.950%, 06/01/2045	100	100
4.625%, 05/10/2021	150	163

14	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.350%, 08/15/2021	$100	$107
4.250%, 10/01/2027	295	294
3.900%, 07/15/2025	100	103
3.875%, 02/01/2024	200	205
3.625%, 05/13/2024	425	431
3.250%, 09/23/2022	200	201
3.125%, 01/23/2025	200	194
2.750%, 06/23/2020	100	100
2.550%, 10/29/2020	485	484
2.250%, 01/23/2020	350	347
2.200%, 10/22/2019	250	250
1.700%, 03/01/2018	150	150
1.350%, 02/15/2017	350	350
Jurassic Holdings III
6.875%, 02/15/2021 (A)	50	30
KCG Holdings
6.875%, 03/15/2020 (A)	150	129
Kennedy-Wilson
5.875%, 04/01/2024	65	62
KeyBank
2.500%, 12/15/2019	250	253
KeyCorp MTN
2.900%, 09/15/2020	80	81
KFW
2.750%, 10/01/2020	200	211
2.500%, 11/20/2024	300	308
2.125%, 01/17/2023	150	152
2.000%, 10/04/2022	250	252
2.000%, 05/02/2025	100	99
1.875%, 04/01/2019	525	534
1.500%, 04/20/2020	1,500	1,499
1.000%, 01/26/2018	400	400
0.750%, 03/17/2017	325	325
Kilroy Realty
4.375%, 10/01/2025‡	100	103
Kimco Realty
3.200%, 05/01/2021‡	370	376
Korea Development Bank
3.500%, 08/22/2017	200	206
2.500%, 03/11/2020	200	204
Lamar Media
5.375%, 01/15/2024	100	102
5.000%, 05/01/2023	100	100
Landwirtschaftliche Rentenbank
2.375%, 06/10/2025	150	153
2.250%, 10/01/2021	150	154
2.000%, 01/13/2025	100	99
1.000%, 04/04/2018	300	300
Lazard Group
3.750%, 02/13/2025	50	47
Leucadia National
5.500%, 10/18/2023	100	95
Liberty Property
3.375%, 06/15/2023‡	95	91

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lincoln National
3.350%, 03/09/2025	$150	$143
Lloyds Bank
2.400%, 03/17/2020	200	202
2.300%, 11/27/2018	200	202
2.050%, 01/22/2019	200	200
Mack-Cali Realty
3.150%, 05/15/2023‡	100	87
Manufacturers & Traders Trust
2.100%, 02/06/2020	250	247
Marsh & McLennan
3.750%, 03/14/2026	25	25
2.350%, 03/06/2020	100	100
McGraw Hill Financial
4.400%, 02/15/2026	100	104
4.000%, 06/15/2025	50	50
MetLife
4.875%, 11/13/2043	100	102
4.600%, 05/13/2046	100	98
4.368%, 09/15/2023	285	305
4.050%, 03/01/2045	100	90
3.600%, 04/10/2024	200	203
3.600%, 11/13/2025	100	100
Mid-America Apartments
4.000%, 11/15/2025‡	50	51
Morgan Stanley MTN
6.375%, 07/24/2042	250	304
6.250%, 08/28/2017	375	400
5.750%, 01/25/2021	175	197
5.550%, 04/27/2017	196	205
5.500%, 07/24/2020	275	304
4.875%, 11/01/2022	165	176
4.350%, 09/08/2026	340	341
4.300%, 01/27/2045	100	94
4.000%, 07/23/2025	155	158
2.650%, 01/27/2020	200	200
2.375%, 07/23/2019	300	299
2.200%, 12/07/2018	150	151
1.875%, 01/05/2018	150	149
MSCI
5.750%, 08/15/2025 (A)	62	65
5.250%, 11/15/2024 (A)	150	155
MUFG Union Bank
2.625%, 09/26/2018	250	254
Nasdaq
5.250%, 01/16/2018	150	159
National Australia Bank MTN
2.750%, 03/09/2017	250	254
National Financial Partners
9.000%, 07/15/2021 (A)	117	105
National Retail Properties
4.000%, 11/15/2025‡	65	65

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	$150	$183
3.250%, 11/01/2025	50	51
Nationstar Mortgage
6.500%, 07/01/2021	100	88
Navient MTN
5.500%, 01/15/2019	350	328
5.500%, 01/25/2023	100	81
Nomura Holdings MTN
2.750%, 03/19/2019	300	305
Nordic Investment Bank
1.125%, 03/19/2018	200	201
Oesterreichische Kontrollbank
1.375%, 02/10/2020	100	99
Omega Healthcare Investors
5.250%, 01/15/2026‡	100	104
4.500%, 01/15/2025‡	50	49
OneMain Financial Holdings
7.250%, 12/15/2021 (A)	50	50
6.750%, 12/15/2019 (A)	190	188
Opal Acquisition
8.875%, 12/15/2021 (A)	100	80
PNC Bank
3.300%, 10/30/2024	250	254
2.250%, 07/02/2019	250	252
1.500%, 02/23/2018	250	249
PNC Funding
5.625%, 02/01/2017	300	311
Principal Financial Group
3.400%, 05/15/2025	150	147
Private Export Funding
3.250%, 06/15/2025	150	158
2.300%, 09/15/2020	150	154
Progressive
3.700%, 01/26/2045	50	47
Prologis
3.750%, 11/01/2025	65	66
Provident Funding Associates
6.750%, 06/15/2021 (A)	100	95
Prudential Financial MTN
5.875%, 09/15/2042 (B)	100	105
5.700%, 12/14/2036	100	113
5.625%, 06/15/2043 (B)	200	202
4.600%, 05/15/2044	50	48
3.500%, 05/15/2024	100	99
2.350%, 08/15/2019	100	101
Quicken Loans
5.750%, 05/01/2025 (A)	150	141
Realty Income
4.650%, 08/01/2023‡	150	157
3.250%, 10/15/2022‡	160	157
Regency Centers
3.900%, 11/01/2025‡	30	30

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Royal Bank of Canada
2.350%, 10/30/2020	$250	$250
2.200%, 07/27/2018	250	253
2.000%, 10/01/2018	125	126
2.000%, 12/10/2018	100	101
1.800%, 07/30/2018	50	50
1.400%, 10/13/2017	250	250
Royal Bank of Scotland Group MTN
6.400%, 10/21/2019	200	223
6.125%, 12/15/2022	300	324
6.000%, 12/19/2023	300	318
5.125%, 05/28/2024	300	301
Sabra Health Care
5.500%, 02/01/2021‡	100	102
Santander Holdings
2.650%, 04/17/2020	100	98
Santander Issuances
5.179%, 11/19/2025	200	189
Santander UK Group Holdings
2.875%, 10/16/2020	100	100
Select Income
4.500%, 02/01/2025‡	100	92
Simon Property Group
5.650%, 02/01/2020‡	250	282
3.500%, 09/01/2025‡	150	154
2.500%, 09/01/2020‡	100	101
Societe Generale MTN
2.750%, 10/12/2017	250	254
Springleaf Finance
7.750%, 10/01/2021	100	94
5.250%, 12/15/2019	200	183
Sumitomo Mitsui Banking MTN
2.450%, 01/16/2020	250	252
1.350%, 07/11/2017	250	249
SunTrust Bank
1.350%, 02/15/2017	200	200
Svenska Handelsbanken MTN
2.250%, 06/17/2019	250	252
Synchrony Financial
4.250%, 08/15/2024	100	100
2.700%, 02/03/2020	100	98
2.600%, 01/15/2019	50	50
TD Ameritrade Holding
2.950%, 04/01/2022	100	101
Toronto-Dominion Bank MTN
2.500%, 12/14/2020	150	151
2.250%, 11/05/2019	100	101
1.950%, 01/22/2019	100	100
1.750%, 07/23/2018	50	50
1.625%, 03/13/2018	150	151
Travelers MTN
6.250%, 06/15/2037	200	259
UBS MTN
2.375%, 08/14/2019	500	502
1.375%, 08/14/2017	250	249

16	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UDR MTN
3.750%, 07/01/2024‡	$100	$102
Unum Group
3.875%, 11/05/2025	50	50
US Bancorp MTN
3.600%, 09/11/2024	150	155
2.200%, 04/25/2019	250	254
1.650%, 05/15/2017	150	151
US Bank
1.375%, 09/11/2017	250	250
USI
7.750%, 01/15/2021 (A)	50	45
Ventas Realty
2.700%, 04/01/2020‡	280	278
Vereit Operating Partnership
4.600%, 02/06/2024‡	50	47
3.000%, 02/06/2019‡	100	95
2.000%, 02/06/2017‡	200	197
Voya Financial
5.650%, 05/15/2053 (B)	100	97
2.900%, 02/15/2018	150	152
Walter Investment Management
7.875%, 12/15/2021	225	163
Wayne Merger
8.250%, 08/01/2023 (A)	100	88
Wells Fargo
5.625%, 12/11/2017	150	161
5.606%, 01/15/2044	150	165
5.375%, 11/02/2043	280	302
4.900%, 11/17/2045	165	166
4.300%, 07/22/2027	100	103
4.125%, 08/15/2023	250	261
4.100%, 06/03/2026	235	238
3.900%, 05/01/2045	150	137
3.000%, 02/19/2025	100	98
2.600%, 07/22/2020	100	101
2.150%, 01/15/2019	250	252
2.150%, 01/30/2020	400	400
1.150%, 06/02/2017	500	499
Welltower
6.500%, 03/15/2041‡	70	83
4.950%, 01/15/2021‡	145	158
Westpac Banking
2.600%, 11/23/2020	50	51
2.250%, 01/17/2019	100	101
1.950%, 11/23/2018	100	100
1.600%, 01/12/2018	100	100
1.200%, 05/19/2017	225	225
Weyerhaeuser
7.375%, 03/15/2032‡	100	118
WP Carey
4.600%, 04/01/2024‡	150	150
XLIT
5.500%, 03/31/2045	100	97

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.450%, 03/31/2025	$100	$99

		79,618

Health Care — 2.9%
Abbott Laboratories
5.125%, 04/01/2019	100	110
2.950%, 03/15/2025	100	100
2.000%, 03/15/2020	100	101
AbbVie
4.700%, 05/14/2045	135	132
4.500%, 05/14/2035	140	137
4.400%, 11/06/2042	150	141
3.600%, 05/14/2025	50	50
3.200%, 11/06/2022	45	45
2.900%, 11/06/2022	100	98
2.500%, 05/14/2020	100	99
1.800%, 05/14/2018	265	264
1.750%, 11/06/2017	150	150
Acadia Healthcare
5.625%, 02/15/2023	200	189
Actavis
3.250%, 10/01/2022	50	50
1.875%, 10/01/2017	50	50
Actavis Funding
4.850%, 06/15/2044	50	50
4.750%, 03/15/2045	100	100
4.550%, 03/15/2035	300	296
3.850%, 06/15/2024	100	102
3.800%, 03/15/2025	200	203
3.450%, 03/15/2022	100	101
3.000%, 03/12/2020	300	304
1.850%, 03/01/2017	100	100
Aetna
2.200%, 03/15/2019	150	151
1.500%, 11/15/2017	200	200
AMAG Pharmaceuticals
7.875%, 09/01/2023 (A)	65	59
AmerisourceBergen
4.250%, 03/01/2045	25	23
3.400%, 05/15/2024	100	100
Amgen
5.150%, 11/15/2041	200	205
4.400%, 05/01/2045	125	116
3.875%, 11/15/2021	100	105
3.625%, 05/22/2024	150	152
3.125%, 05/01/2025	150	146
2.200%, 05/22/2019	150	151
2.125%, 05/15/2017	200	202
Amsurg
5.625%, 07/15/2022	200	201
Anthem
5.100%, 01/15/2044	150	149
4.650%, 01/15/2043	150	143
3.500%, 08/15/2024	150	148

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.300%, 01/15/2023	$100	$99
2.250%, 08/15/2019	100	99
AstraZeneca
6.450%, 09/15/2037	200	255
5.900%, 09/15/2017	50	54
4.375%, 11/16/2045	100	100
3.375%, 11/16/2025	100	100
2.375%, 11/16/2020	100	100
Baxalta
5.250%, 06/23/2045 (A)	100	99
2.875%, 06/23/2020 (A)	50	49
Baxter International
1.850%, 06/15/2018	100	100
Becton Dickinson
4.685%, 12/15/2044	50	51
3.125%, 11/08/2021	100	102
2.675%, 12/15/2019	100	101
1.800%, 12/15/2017	200	200
Biogen
5.200%, 09/15/2045	100	101
3.625%, 09/15/2022	200	206
Boston Scientific
6.000%, 01/15/2020	100	112
3.850%, 05/15/2025	100	99
Bristol-Myers Squibb
4.500%, 03/01/2044	50	55
3.250%, 08/01/2042	100	88
1.750%, 03/01/2019	50	51
Capsugel
7.000%, 05/15/2019 (A)	100	98
Cardinal Health
2.400%, 11/15/2019	150	152
1.700%, 03/15/2018	100	100
Catholic Health Initiatives
2.950%, 11/01/2022	200	198
Celgene
5.000%, 08/15/2045	150	150
3.875%, 08/15/2025	150	151
3.625%, 05/15/2024	150	149
2.875%, 08/15/2020	100	101
Centene
4.750%, 05/15/2022	120	115
Centene Escrow
6.125%, 02/15/2024 (A)	76	78
5.625%, 02/15/2021 (A)	54	55
CHS
8.000%, 11/15/2019	100	100
6.875%, 02/01/2022	600	543
5.125%, 08/15/2018	250	251
Cigna
3.250%, 04/15/2025	150	147
Concordia Healthcare
9.500%, 10/21/2022 (A)	225	220
7.000%, 04/15/2023 (A)	71	62

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ConvaTec Finance International
8.250%, 01/15/2019 (A)	$200	$178
Covidien International Finance
6.550%, 10/15/2037	50	63
6.000%, 10/15/2017	50	53
Crimson Merger
6.625%, 05/15/2022 (A)	200	134
DaVita HealthCare Partners
5.750%, 08/15/2022	100	104
5.125%, 07/15/2024	350	352
5.000%, 05/01/2025	295	290
Dignity Health
2.637%, 11/01/2019	136	138
DJO Finco
8.125%, 06/15/2021 (A)	144	121
Eli Lilly
5.200%, 03/15/2017	150	157
3.700%, 03/01/2045	65	64
Endo
6.000%, 07/15/2023 (A)	200	201
6.000%, 02/01/2025 (A)	200	198
Endo Finance
5.875%, 01/15/2023 (A)	200	199
Envision Healthcare
5.125%, 07/01/2022 (A)	100	98
ExamWorks Group
5.625%, 04/15/2023	62	62
Express Scripts Holding
4.750%, 11/15/2021	100	108
3.500%, 06/15/2024	50	48
2.650%, 02/15/2017	100	101
2.250%, 06/15/2019	200	199
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (A)	100	108
5.625%, 07/31/2019 (A)	250	271
Gilead Sciences
5.650%, 12/01/2041	100	114
4.500%, 02/01/2045	225	221
4.400%, 12/01/2021	275	301
3.700%, 04/01/2024	50	52
3.650%, 03/01/2026	175	179
1.850%, 09/04/2018	100	101
GlaxoSmithKline Capital
6.375%, 05/15/2038	150	190
5.650%, 05/15/2018	250	274
1.500%, 05/08/2017	100	101
Grifols Worldwide Operations
5.250%, 04/01/2022	150	152
HCA
7.500%, 02/15/2022	250	277
6.500%, 02/15/2020	400	441
5.375%, 02/01/2025	500	506

18	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HealthSouth
5.750%, 11/01/2024	$115	$114
Hologic
5.250%, 07/15/2022 (A)	153	158
Howard Hughes Medical Institute
3.500%, 09/01/2023	200	212
Humana
3.850%, 10/01/2024	200	203
IASIS Healthcare
8.375%, 05/15/2019	150	141
inVentiv Health
9.000%, 01/15/2018 (A)	100	101
JLL PIK
8.750%, 05/01/2020 (A)	133	118
Johnson & Johnson
5.150%, 07/15/2018	100	110
4.375%, 12/05/2033	200	220
2.450%, 12/05/2021	50	52
1.875%, 12/05/2019	100	102
Kindred Healthcare
8.750%, 01/15/2023	100	90
8.000%, 01/15/2020	45	41
6.375%, 04/15/2022	100	81
Kinetic Concepts
12.500%, 11/01/2019	50	45
10.500%, 11/01/2018	250	242
Laboratory Corp of America Holdings
4.700%, 02/01/2045	50	47
2.625%, 02/01/2020	150	150
2.200%, 08/23/2017	100	100
LifePoint Health
5.875%, 12/01/2023	50	52
5.500%, 12/01/2021	150	152
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	100	95
5.625%, 10/15/2023 (A)	150	141
4.875%, 04/15/2020 (A)	129	124
McKesson
3.796%, 03/15/2024	100	101
2.284%, 03/15/2019	200	201
MEDNAX
5.250%, 12/01/2023 (A)	175	179
Medtronic
4.625%, 03/15/2044	50	52
4.625%, 03/15/2045	200	210
4.375%, 03/15/2035	250	255
3.500%, 03/15/2025	350	359
2.750%, 04/01/2023	100	99
2.500%, 03/15/2020	200	203
1.375%, 04/01/2018	100	100
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/2055	50	50

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merck
6.550%, 09/15/2037	$50	$67
4.150%, 05/18/2043	100	101
3.700%, 02/10/2045	50	46
2.800%, 05/18/2023	100	101
2.750%, 02/10/2025	300	297
2.350%, 02/10/2022	100	100
Merck Sharp & Dohme
5.000%, 06/30/2019	100	112
Molina Healthcare
5.375%, 11/15/2022 (A)	125	125
MPH Acquisition Holdings
6.625%, 04/01/2022 (A)	200	200
Mylan
2.600%, 06/24/2018	100	99
Novartis Capital
4.400%, 05/06/2044	150	160
4.000%, 11/20/2045	100	101
3.400%, 05/06/2024	100	105
3.000%, 11/20/2025	100	101
Novartis Securities Investment
5.125%, 02/10/2019	100	110
Perrigo
2.300%, 11/08/2018	200	198
Pfizer
7.200%, 03/15/2039	150	207
6.200%, 03/15/2019	325	368
3.400%, 05/15/2024	100	104
1.100%, 05/15/2017	150	150
Quest Diagnostics
3.500%, 03/30/2025	200	196
Quintiles Transnational
4.875%, 05/15/2023 (A)	140	142
Sanofi
4.000%, 03/29/2021	50	54
1.250%, 04/10/2018	200	200
Select Medical
6.375%, 06/01/2021	100	86
St. Jude Medical
4.750%, 04/15/2043	100	97
Stryker
3.375%, 05/15/2024	100	101
3.375%, 11/01/2025	200	199
Team Health
7.250%, 12/15/2023 (A)	75	78
Tenet Healthcare
8.125%, 04/01/2022	350	351
6.750%, 06/15/2023	428	396
6.000%, 10/01/2020	200	211
Teva Pharmaceutical Finance
2.950%, 12/18/2022	100	97
Thermo Fisher Scientific
4.150%, 02/01/2024	150	155
3.600%, 08/15/2021	100	103

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.150%, 01/15/2023	$100	$98
UnitedHealth Group
6.875%, 02/15/2038	100	133
6.000%, 02/15/2018	200	217
4.750%, 07/15/2045	50	54
4.625%, 07/15/2035	200	213
4.375%, 03/15/2042	150	150
3.875%, 10/15/2020	100	107
3.750%, 07/15/2025	50	52
2.700%, 07/15/2020	130	133
1.900%, 07/16/2018	60	60
Universal Hospital Services
7.625%, 08/15/2020	50	44
Valeant Pharmaceuticals International
6.375%, 10/15/2020 (A)	200	192
6.125%, 04/15/2025 (A)	400	359
5.875%, 05/15/2023 (A)	725	649
WellCare Health Plans
5.750%, 11/15/2020	125	127
Wyeth
5.950%, 04/01/2037	100	122
Zimmer Biomet Holdings
4.450%, 08/15/2045	100	90
4.250%, 08/15/2035	100	93
3.550%, 04/01/2025	100	97
2.700%, 04/01/2020	100	100
Zoetis
4.500%, 11/13/2025	50	52
3.450%, 11/13/2020	25	25
1.875%, 02/01/2018	100	99

		29,554

Industrials — 2.7%
3M MTN
5.700%, 03/15/2037	100	125
3.000%, 08/07/2025	50	52
1.375%, 08/07/2018	50	50
1.000%, 06/26/2017	50	50
ABB Finance
2.875%, 05/08/2022	100	101
ACCO Brands
6.750%, 04/30/2020	100	103
Accudyne Industries Borrower
7.750%, 12/15/2020 (A)	50	34
ADS Waste Holdings
8.250%, 10/01/2020	50	46
ADT
6.250%, 10/15/2021	300	311
4.875%, 07/15/2042	50	36
3.500%, 07/15/2022	100	90
AECOM
5.875%, 10/15/2024	50	50
5.750%, 10/15/2022	200	202

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AerCap Ireland Capital
4.500%, 05/15/2021	$150	$147
3.750%, 05/15/2019	150	148
Ahern Rentals
7.375%, 05/15/2023 (A)	138	101
Air Lease
3.750%, 02/01/2022	100	99
2.625%, 09/04/2018	100	98
Aircastle
6.750%, 04/15/2017	100	104
6.250%, 12/01/2019	100	105
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (A)	200	156
American Airlines Group
5.500%, 10/01/2019 (A)	150	149
4.625%, 03/01/2020 (A)	100	95
American Airlines Pass-Through Trust, Ser 2015-2, Cl AA
3.600%, 09/22/2027	100	100
Amsted Industries
5.000%, 03/15/2022 (A)	50	49
Avis Budget Car Rental
5.500%, 04/01/2023	150	142
BlueLine Rental Finance
7.000%, 02/01/2019 (A)	100	78
Boeing
4.875%, 02/15/2020	100	112
3.500%, 03/01/2045	100	95
0.950%, 05/15/2018	200	199
Bombardier
7.500%, 03/15/2025 (A)	260	179
6.000%, 10/15/2022 (A)	250	171
Brand Energy & Infrastructure Services
8.500%, 12/01/2021 (A)	100	81
Builders FirstSource
10.750%, 08/15/2023 (A)	100	94
Burlington Northern Santa Fe
4.900%, 04/01/2044	150	154
4.700%, 10/01/2019	100	109
4.550%, 09/01/2044	100	98
4.150%, 04/01/2045	150	139
3.850%, 09/01/2023	200	212
3.400%, 09/01/2024	150	150
3.000%, 04/01/2025	100	97
Canadian National Railway
4.500%, 11/07/2043	50	54
Canadian Pacific Railway
9.450%, 08/01/2021	75	98
6.125%, 09/15/2115	30	30
4.800%, 09/15/2035	20	20
2.900%, 02/01/2025	200	189
Case New Holland Industrial
7.875%, 12/01/2017	300	321

20	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Caterpillar
4.300%, 05/15/2044	$100	$97
3.900%, 05/27/2021	100	107
3.803%, 08/15/2042	100	89
3.400%, 05/15/2024	150	152
Caterpillar Financial Services MTN
7.150%, 02/15/2019	100	115
2.100%, 06/09/2019	200	203
1.250%, 08/18/2017	100	100
Cenveo
6.000%, 08/01/2019 (A)	100	69
Clean Harbors
5.250%, 08/01/2020	100	102
5.125%, 06/01/2021	150	151
CNH Industrial Capital
4.375%, 11/06/2020	100	95
CSX
4.100%, 03/15/2044	75	68
3.700%, 10/30/2020	128	135
3.400%, 08/01/2024	150	150
Danaher
4.375%, 09/15/2045	20	21
3.350%, 09/15/2025	20	21
2.400%, 09/15/2020	250	254
1.650%, 09/15/2018	20	20
Deere
3.900%, 06/09/2042	100	93
2.600%, 06/08/2022	50	50
DigitalGlobe
5.250%, 02/01/2021 (A)	100	87
Dover
5.375%, 03/01/2041	100	116
Eaton
4.150%, 11/02/2042	100	95
4.000%, 11/02/2032	100	97
2.750%, 11/02/2022	150	147
Embraer Netherlands Finance
5.050%, 06/15/2025	25	22
Emerson Electric
5.000%, 04/15/2019	70	77
2.625%, 02/15/2023	125	125
FedEx
5.100%, 01/15/2044	50	52
4.000%, 01/15/2024	200	209
3.900%, 02/01/2035	100	92
Florida East Coast Holdings
6.750%, 05/01/2019 (A)	100	91
Fluor
3.500%, 12/15/2024	200	203
Gardner Denver
6.875%, 08/15/2021 (A)	50	37
Gates Global
6.000%, 07/15/2022 (A)	100	74

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GATX
2.600%, 03/30/2020	$100	$98
GCP Applied Technologies
9.500%, 02/01/2023 (A)	100	106
GE Capital International Funding
4.418%, 11/15/2035 (A)	751	771
2.342%, 11/15/2020 (A)	1,000	1,004
General Cable
5.750%, 10/01/2022	100	76
General Dynamics
2.250%, 11/15/2022	100	97
1.000%, 11/15/2017	50	50
General Electric MTN
6.875%, 01/10/2039	115	158
6.750%, 03/15/2032	101	132
5.875%, 01/14/2038	200	247
5.300%, 02/11/2021	125	143
5.250%, 12/06/2017	200	214
4.500%, 03/11/2044	200	209
2.700%, 10/09/2022	250	255
Griffon
5.250%, 03/01/2022	100	95
H&E Equipment Services
7.000%, 09/01/2022	150	137
HD Supply
11.500%, 07/15/2020	50	55
7.500%, 07/15/2020	250	260
5.250%, 12/15/2021 (A)	235	242
Hertz
6.750%, 04/15/2019	200	200
5.875%, 10/15/2020	200	197
Honeywell International
5.300%, 03/01/2018	200	217
Huntington Ingalls Industries
5.000%, 11/15/2025 (A)	300	309
Icahn Enterprises
6.000%, 08/01/2020	250	234
5.875%, 02/01/2022	200	179
4.875%, 03/15/2019	200	184
IHS
5.000%, 11/01/2022	110	110
Illinois Tool Works
3.500%, 03/01/2024	100	105
1.950%, 03/01/2019	100	101
Ingersoll-Rand Global Holding
5.750%, 06/15/2043	100	112
4.250%, 06/15/2023	150	158
International Lease Finance
7.125%, 09/01/2018 (A)	750	812
6.250%, 05/15/2019	200	209
JB Hunt Transport Services
3.300%, 08/15/2022	50	51
John Deere Capital
3.350%, 06/12/2024	200	206

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.550%, 01/08/2021	$100	$101
1.350%, 01/16/2018	250	250
1.125%, 06/12/2017	150	150
Kansas City Southern
4.950%, 08/15/2045 (A)	100	98
KLX
5.875%, 12/01/2022 (A)	145	136
Koninklijke Philips
3.750%, 03/15/2022	150	155
L-3 Communications
5.200%, 10/15/2019	100	107
4.950%, 02/15/2021	100	104
Lockheed Martin
4.700%, 05/15/2046	100	106
4.500%, 05/15/2036	100	104
4.250%, 11/15/2019	100	109
4.070%, 12/15/2042	150	143
3.800%, 03/01/2045	100	91
3.550%, 01/15/2026	100	102
2.900%, 03/01/2025	25	24
2.500%, 11/23/2020	100	101
Masco
4.450%, 04/01/2025	45	45
Navios Maritime Holdings
7.375%, 01/15/2022 (A)	100	36
Nielsen Finance
5.000%, 04/15/2022 (A)	450	454
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	100	103
Norfolk Southern
4.450%, 06/15/2045	100	93
3.950%, 10/01/2042	100	87
3.850%, 01/15/2024	200	207
Nortek
8.500%, 04/15/2021	100	103
Northrop Grumman
4.750%, 06/01/2043	25	27
3.850%, 04/15/2045	100	93
3.250%, 08/01/2023	150	153
1.750%, 06/01/2018	50	50
Owens Corning
4.200%, 12/01/2024	100	98
PACCAR Financial
1.400%, 05/18/2018	65	65
Parker-Hannifin MTN
4.200%, 11/21/2034	135	139
Pentair Finance
1.875%, 09/15/2017	100	99
Ply Gem Industries
6.500%, 02/01/2022	150	133
Precision Castparts
2.500%, 01/15/2023	100	98
1.250%, 01/15/2018	100	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Raytheon
3.125%, 10/15/2020	$100	$105
2.500%, 12/15/2022	100	100
Republic Services
5.700%, 05/15/2041	100	115
3.550%, 06/01/2022	150	156
Rexel
5.250%, 06/15/2020 (A)	200	197
Roper Technologies
3.850%, 12/15/2025	25	25
3.000%, 12/15/2020	100	101
Ryder System MTN
2.875%, 09/01/2020	50	50
2.650%, 03/02/2020	100	98
Safway Group Holding
7.000%, 05/15/2018 (A)	100	98
Schaeffler Finance MTN
4.250%, 05/15/2021 (A)	400	397
Sensata Technologies
5.000%, 10/01/2025 (A)	40	38
4.875%, 10/15/2023 (A)	100	98
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	200	204
Signode Industrial Group
6.375%, 05/01/2022 (A)	150	125
Southwest Airlines
2.750%, 11/06/2019	100	102
Stanley Black & Decker
5.750%, 12/15/2053 (B)	100	104
2.900%, 11/01/2022	100	100
Terex
6.000%, 05/15/2021	100	90
Tervita
8.000%, 11/15/2018 (A)	100	59
Textron
7.250%, 10/01/2019	125	144
TransDigm
6.500%, 07/15/2024	300	293
5.500%, 10/15/2020	100	98
Tyco International Finance
3.900%, 02/14/2026	200	203
Union Pacific
4.821%, 02/01/2044	50	54
4.163%, 07/15/2022	100	109
3.875%, 02/01/2055	100	87
2.250%, 02/15/2019	125	127
United Airlines Pass-Through Trust, Cl A
4.300%, 08/15/2025	143	148
United Airlines Pass-Through Trust, Cl AA
3.450%, 12/01/2027	50	50
United Parcel Service
6.200%, 01/15/2038	150	196

22	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.125%, 01/15/2021	$100	$105
United Rentals North America
7.625%, 04/15/2022	100	103
6.125%, 06/15/2023	100	96
4.625%, 07/15/2023	185	180
United Technologies
6.125%, 07/15/2038	200	245
5.375%, 12/15/2017	100	107
4.500%, 04/15/2020	100	110
4.500%, 06/01/2042	100	102
3.100%, 06/01/2022	250	259
US Airways Pass-Through Trust, Cl A
5.900%, 10/01/2024	166	184
Verisk Analytics
5.500%, 06/15/2045	100	97
Waste Management
6.100%, 03/15/2018	100	109
4.750%, 06/30/2020	100	110
4.100%, 03/01/2045	50	48
3.125%, 03/01/2025	100	99
WESCO Distribution
5.375%, 12/15/2021	100	94
West
5.375%, 07/15/2022 (A)	100	84
Wise Metals Group
8.750%, 12/15/2018 (A)	100	84
WW Grainger
4.600%, 06/15/2045	50	53
XPO Logistics
7.875%, 09/01/2019 (A)	138	138
6.500%, 06/15/2022 (A)	255	228

		27,342

Information Technology — 2.0%
Activision Blizzard
6.125%, 09/15/2023 (A)	100	107
5.625%, 09/15/2021 (A)	250	262
Adobe Systems
3.250%, 02/01/2025	150	151
Alcatel-Lucent
6.750%, 11/15/2020 (A)	200	215
Alibaba Group Holding
3.600%, 11/28/2024	200	193
2.500%, 11/28/2019	200	198
Altera
1.750%, 05/15/2017	150	151
Amkor Technology
6.375%, 10/01/2022	100	95
Apple
4.375%, 05/13/2045	150	146
3.850%, 05/04/2043	100	90
3.450%, 05/06/2024	150	156
3.450%, 02/09/2045	100	83

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.850%, 05/06/2021	$175	$181
2.700%, 05/13/2022	200	203
2.500%, 02/09/2025	75	72
1.550%, 02/07/2020	200	199
1.050%, 05/05/2017	100	100
1.000%, 05/03/2018	200	199
0.900%, 05/12/2017	100	100
Applied Materials
5.100%, 10/01/2035	35	35
3.900%, 10/01/2025	35	36
2.625%, 10/01/2020	50	51
Arrow Electronics
4.000%, 04/01/2025	100	98
Audatex North America
6.125%, 11/01/2023 (A)	140	141
6.000%, 06/15/2021 (A)	300	302
Autodesk
4.375%, 06/15/2025	100	100
Automatic Data Processing
3.375%, 09/15/2025	25	26
2.250%, 09/15/2020	50	51
Avaya
10.500%, 03/01/2021 (A)	100	25
7.000%, 04/01/2019 (A)	250	166
Baidu
2.750%, 06/09/2019	200	200
Belden
5.500%, 09/01/2022 (A)	50	48
BMC Software Finance
8.125%, 07/15/2021 (A)	250	153
Boxer Parent PIK
9.000%, 10/15/2019 (A)	100	57
CA
3.600%, 08/01/2020	50	51
CDW
6.000%, 08/15/2022	50	53
5.500%, 12/01/2024	75	78
5.000%, 09/01/2023	131	132
Cisco Systems
5.500%, 01/15/2040	100	117
4.950%, 02/15/2019	100	110
4.450%, 01/15/2020	300	330
1.650%, 06/15/2018	100	101
1.100%, 03/03/2017	200	201
CommScope
5.000%, 06/15/2021 (A)	150	144
CommScope Technologies Finance
6.000%, 06/15/2025 (A)	307	299
Corning
1.500%, 05/08/2018	100	98
eBay
3.450%, 08/01/2024	50	48
2.600%, 07/15/2022	100	95
2.200%, 08/01/2019	100	99

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

EMC
2.650%, 06/01/2020	$100	$88
1.875%, 06/01/2018	125	120
Fidelity National Information Services
3.625%, 10/15/2020	200	204
3.500%, 04/15/2023	100	96
First Data
7.000%, 12/01/2023 (A)	765	771
5.750%, 01/15/2024 (A)	250	248
Fiserv
4.625%, 10/01/2020	100	108
Flextronics International
4.750%, 06/15/2025	50	48
Google
3.625%, 05/19/2021	100	108
Harris
4.854%, 04/27/2035	35	35
3.832%, 04/27/2025	50	51
Hewlett Packard Enterprise
6.350%, 10/15/2045 (A)	50	45
6.200%, 10/15/2035 (A)	50	45
4.900%, 10/15/2025 (A)	100	95
4.400%, 10/15/2022 (A)	250	247
3.600%, 10/15/2020 (A)	50	50
2.850%, 10/05/2018 (A)	100	100
HP
4.300%, 06/01/2021	250	252
Hughes Satellite Systems
7.625%, 06/15/2021	250	269
6.500%, 06/15/2019	90	99
IMS Health
6.000%, 11/01/2020 (A)	50	52
Infor
6.500%, 05/15/2022 (A)	201	175
5.750%, 08/15/2020 (A)	100	101
Infor Software Parent
7.125%, 05/01/2021 (A)	150	107
Informatica
7.125%, 07/15/2023 (A)	51	46
Ingram Micro
4.950%, 12/15/2024	100	98
Intel
4.900%, 07/29/2045	40	41
4.800%, 10/01/2041	100	104
4.250%, 12/15/2042	150	144
3.700%, 07/29/2025	45	47
3.300%, 10/01/2021	100	106
2.700%, 12/15/2022	50	50
2.450%, 07/29/2020	185	189
1.350%, 12/15/2017	100	101
International Business Machines
7.625%, 10/15/2018	200	230
5.700%, 09/14/2017	100	107

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.000%, 06/20/2042	$100	$90
3.625%, 02/12/2024	350	362
2.875%, 11/09/2022	100	100
1.125%, 02/06/2018	100	100
KLA-Tencor
4.650%, 11/01/2024	100	101
Lam Research
2.750%, 03/15/2020	100	99
MasterCard
3.375%, 04/01/2024	100	104
Maxim Integrated Products
2.500%, 11/15/2018	200	201
Micron Technology
5.500%, 02/01/2025	150	118
5.250%, 08/01/2023 (A)	301	244
Microsoft
4.500%, 10/01/2040	100	103
4.450%, 11/03/2045	300	307
4.200%, 06/01/2019	100	109
4.000%, 02/12/2055	100	89
3.750%, 02/12/2045	100	92
3.500%, 02/12/2035	150	141
2.700%, 02/12/2025	200	199
2.375%, 02/12/2022	100	101
2.375%, 05/01/2023	100	100
2.000%, 11/03/2020	200	202
1.625%, 12/06/2018	100	101
Motorola Solutions
3.500%, 03/01/2023	100	87
NCR
6.375%, 12/15/2023	150	148
4.625%, 02/15/2021	100	95
NetApp
3.375%, 06/15/2021	150	150
Nuance Communications
5.375%, 08/15/2020 (A)	125	125
NXP
3.750%, 06/01/2018 (A)	200	201
NXP BV
4.125%, 06/15/2020 (A)	100	100
Open Text
5.625%, 01/15/2023 (A)	140	139
Oracle
5.750%, 04/15/2018	350	383
5.375%, 07/15/2040	150	164
4.375%, 05/15/2055	100	91
4.300%, 07/08/2034	100	99
4.125%, 05/15/2045	100	91
3.900%, 05/15/2035	170	159
3.400%, 07/08/2024	100	102
2.950%, 05/15/2025	250	245
2.800%, 07/08/2021	175	179
2.250%, 10/08/2019	50	51

24	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Plantronics
5.500%, 05/31/2023 (A)	$126	$127
Qorvo
7.000%, 12/01/2025 (A)	45	45
QUALCOMM
4.800%, 05/20/2045	100	89
4.650%, 05/20/2035	200	187
3.450%, 05/20/2025	100	97
2.250%, 05/20/2020	100	100
Rackspace Hosting
6.500%, 01/15/2024 (A)	110	100
Riverbed Technology
8.875%, 03/01/2023 (A)	80	73
Sabre
5.375%, 04/15/2023 (A)	35	35
5.250%, 11/15/2023 (A)	145	144
Seagate HDD Cayman
4.750%, 01/01/2025	100	80
3.750%, 11/15/2018	200	199
SS&C Technologies Holdings
5.875%, 07/15/2023 (A)	42	43
Symantec
3.950%, 06/15/2022	200	202
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	100	104
Texas Instruments
1.750%, 05/01/2020	100	100
Thomson Reuters
5.650%, 11/23/2043	200	208
3.850%, 09/29/2024	125	126
TIBCO Software
11.375%, 12/01/2021 (A)	150	124
Total System Services
3.750%, 06/01/2023	100	99
Tyco Electronics Group
2.350%, 08/01/2019	200	201
VeriSign
4.625%, 05/01/2023	150	147
ViaSat
6.875%, 06/15/2020	100	105
Visa
4.300%, 12/14/2045	100	103
4.150%, 12/14/2035	130	134
3.150%, 12/14/2025	200	203
2.800%, 12/14/2022	100	102
2.200%, 12/14/2020	200	202
1.200%, 12/14/2017	25	25
Western Union
3.650%, 08/22/2018	100	103
Xerox
6.350%, 05/15/2018	150	160
5.625%, 12/15/2019	100	107
Xilinx
3.000%, 03/15/2021	150	153

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Zebra Technologies
7.250%, 10/15/2022	$150	$156

		20,978

Materials — 1.5%
Agrium
5.250%, 01/15/2045	70	63
4.125%, 03/15/2035	200	162
Air Products & Chemicals
3.350%, 07/31/2024	100	102
Airgas
3.050%, 08/01/2020	100	101
Albemarle
4.150%, 12/01/2024	100	98
Alcoa
5.400%, 04/15/2021	150	134
5.125%, 10/01/2024	175	144
Allegheny Technologies
7.625%, 08/15/2023	250	165
ArcelorMittal
7.250%, 02/25/2022	150	122
6.500%, 03/01/2021	300	244
5.500%, 02/25/2017	200	195
Ardagh Finance Holdings
8.625%, 06/15/2019 (A)	218	200
Ashland
4.750%, 08/15/2022	150	143
3.875%, 04/15/2018	100	102
Axalta Coating Systems US Holdings
7.375%, 05/01/2021 (A)	150	157
Ball
5.250%, 07/01/2025	190	195
4.375%, 12/15/2020	160	166
4.000%, 11/15/2023	150	144
Barrick
5.250%, 04/01/2042	100	67
4.100%, 05/01/2023	16	14
Barrick North America Finance
4.400%, 05/30/2021	175	160
Berry Plastics
5.125%, 07/15/2023	225	219
BHP Billiton Finance
6.500%, 04/01/2019	100	109
5.000%, 09/30/2043	100	89
3.850%, 09/30/2023	150	142
1.625%, 02/24/2017	100	100
Blue Cube Spinco
10.000%, 10/15/2025 (A)	100	108
9.750%, 10/15/2023 (A)	75	81
Building Materials Corp of America
6.000%, 10/15/2025 (A)	150	153
5.375%, 11/15/2024 (A)	250	246

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BWAY Holding
9.125%, 08/15/2021 (A)	$50	$41
Cascades
5.500%, 07/15/2022 (A)	100	96
Celanese US Holdings
4.625%, 11/15/2022	100	97
Celulosa Arauco y Constitucion
7.250%, 07/29/2019	100	112
CF Industries
5.150%, 03/15/2034	375	320
Chemours
7.000%, 05/15/2025 (A)	130	80
6.625%, 05/15/2023 (A)	180	110
Cliffs Natural Resources
8.250%, 03/31/2020 (A)	50	36
7.750%, 03/31/2020 (A)	81	14
Consolidated Energy Finance
6.750%, 10/15/2019 (A)	200	176
CRH America
8.125%, 07/15/2018	66	75
Crown Americas
4.500%, 01/15/2023	200	198
Dow Chemical
8.550%, 05/15/2019	200	234
4.375%, 11/15/2042	100	85
4.250%, 11/15/2020	100	106
4.250%, 10/01/2034	100	90
3.500%, 10/01/2024	100	97
3.000%, 11/15/2022	50	48
E.I. du Pont de Nemours
6.000%, 07/15/2018	100	109
4.625%, 01/15/2020	100	107
2.800%, 02/15/2023	100	95
Eagle Spinco
4.625%, 02/15/2021	150	145
Eastman Chemical
4.650%, 10/15/2044	100	83
2.400%, 06/01/2017	100	100
Ecolab
4.350%, 12/08/2021	100	108
Eldorado
6.125%, 12/15/2020 (A)	200	167
First Quantum Minerals
7.250%, 05/15/2022 (A)	250	113
6.750%, 02/15/2020 (A)	200	91
FMG Resources
9.750%, 03/01/2022 (A)	346	300
8.250%, 11/01/2019 (A)	76	62
Freeport-McMoRan
5.450%, 03/15/2043	50	20
4.550%, 11/14/2024	100	42
3.875%, 03/15/2023	100	41
3.550%, 03/01/2022	100	43
2.375%, 03/15/2018	100	64

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.300%, 11/14/2017	$100	$69
Georgia-Pacific
8.875%, 05/15/2031	100	144
Goldcorp
3.700%, 03/15/2023	100	91
Hexion
6.625%, 04/15/2020	200	155
HudBay Minerals
9.500%, 10/01/2020	250	154
Huntsman International
4.875%, 11/15/2020	100	89
IAMGOLD
6.750%, 10/01/2020 (A)	100	63
INEOS Group Holdings
5.875%, 02/15/2019 (A)	200	194
International Paper
7.950%, 06/15/2018	100	113
7.500%, 08/15/2021	100	120
5.150%, 05/15/2046	100	91
4.800%, 06/15/2044	100	86
4.750%, 02/15/2022	100	108
INVISTA Finance
4.250%, 10/15/2019 (A)	100	97
JMC Steel Group
8.250%, 03/15/2018 (A)	100	74
Joseph T Ryerson & Son
9.000%, 10/15/2017	100	76
Lubrizol
6.500%, 10/01/2034	100	127
Lundin Mining
7.500%, 11/01/2020 (A)	120	102
LYB International Finance
4.875%, 03/15/2044	50	43
LyondellBasell Industries
5.000%, 04/15/2019	200	211
4.625%, 02/26/2055	100	79
Martin Marietta Materials
4.250%, 07/02/2024	100	100
Momentive Performance Materials
3.880%, 10/24/2021	145	98
Monsanto
4.700%, 07/15/2064	50	38
4.400%, 07/15/2044	150	121
3.375%, 07/15/2024	100	94
1.150%, 06/30/2017	25	25
Mosaic
4.250%, 11/15/2023	125	121
New Gold
6.250%, 11/15/2022 (A)	100	75
Newmont Mining
6.250%, 10/01/2039	50	41
5.125%, 10/01/2019	100	103
4.875%, 03/15/2042	125	87
3.500%, 03/15/2022	100	90

26	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nucor
6.400%, 12/01/2037	$100	$104
4.000%, 08/01/2023	100	98
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	70	69
5.000%, 01/15/2022 (A)	115	110
Platform Specialty Products
10.375%, 05/01/2021 (A)	200	187
6.500%, 02/01/2022 (A)	68	53
PolyOne
5.250%, 03/15/2023	100	98
Potash Corp of Saskatchewan
3.625%, 03/15/2024	50	50
3.000%, 04/01/2025	100	93
PQ
8.750%, 11/01/2018 (A)	100	93
Praxair
2.450%, 02/15/2022	200	201
Resolute Forest Products
5.875%, 05/15/2023	100	64
Reynolds Group Issuer
9.875%, 08/15/2019	150	147
8.250%, 02/15/2021	200	186
5.750%, 10/15/2020	500	501
Rio Tinto Finance
6.500%, 07/15/2018	300	322
4.125%, 08/21/2042	100	79
3.750%, 09/20/2021	50	48
3.500%, 03/22/2022	200	186
1.625%, 08/21/2017	100	98
RPM International
5.250%, 06/01/2045	50	48
Sherwin-Williams
1.350%, 12/15/2017	100	100
Silgan Holdings
5.000%, 04/01/2020	100	102
Sonoco Products
5.750%, 11/01/2040	100	111
Southern Copper
6.750%, 04/16/2040	100	84
5.375%, 04/16/2020	200	204
3.875%, 04/23/2025	60	54
Steel Dynamics
5.500%, 10/01/2024	100	90
5.125%, 10/01/2021	100	94
Teck Resources
6.250%, 07/15/2041	150	69
TPC Group
8.750%, 12/15/2020 (A)	35	23
Tronox Finance
7.500%, 03/15/2022 (A)	138	83
6.375%, 08/15/2020	100	62
Vale
5.625%, 09/11/2042	100	59

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vale Overseas
6.875%, 11/21/2036	$150	$94
4.625%, 09/15/2020	50	40
4.375%, 01/11/2022	125	87
Valspar
7.250%, 06/15/2019	100	114
Vulcan Materials
7.500%, 06/15/2021	100	115
WestRock RKT
4.000%, 03/01/2023	200	203
WR Grace & Company
5.125%, 10/01/2021 (A)	100	100

		15,832

Telecommunication Services — 2.2%
Acosta
7.750%, 10/01/2022 (A)	100	82
Altice Financing
6.625%, 02/15/2023 (A)	400	393
Altice Luxembourg
7.750%, 05/15/2022 (A)	400	373
7.625%, 02/15/2025 (A)	250	223
Altice US Finance I
5.375%, 07/15/2023 (A)	250	251
America Movil
6.125%, 03/30/2040	100	109
5.000%, 03/30/2020	250	273
AT&T
6.500%, 09/01/2037	585	638
5.800%, 02/15/2019	100	110
5.650%, 02/15/2047	50	50
5.500%, 02/01/2018	200	214
4.800%, 06/15/2044	100	89
4.750%, 05/15/2046	235	208
4.500%, 05/15/2035	45	41
4.350%, 06/15/2045	100	83
4.125%, 02/17/2026	100	100
3.900%, 03/11/2024	100	103
3.600%, 02/17/2023	50	50
3.400%, 05/15/2025	350	335
3.000%, 02/15/2022	150	148
3.000%, 06/30/2022	200	196
2.800%, 02/17/2021	50	50
2.450%, 06/30/2020	200	198
1.600%, 02/15/2017	100	100
British Telecommunications
9.625%, 12/15/2030	150	216
CenturyLink
5.800%, 03/15/2022	250	231
5.625%, 04/01/2020	300	295
Cequel Communications Holdings
6.375%, 09/15/2020 (A)	200	193
5.125%, 12/15/2021 (A)	200	180

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	27

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consolidated Communications
6.500%, 10/01/2022	$100	$85
Deutsche Telekom International Finance
8.750%, 06/15/2030	200	278
Embarq
7.995%, 06/01/2036	50	50
Frontier Communications
11.000%, 09/15/2025 (A)	470	453
10.500%, 09/15/2022 (A)	410	399
8.875%, 09/15/2020 (A)	150	150
Gray Television
7.500%, 10/01/2020	100	103
Grupo Televisa
6.000%, 05/15/2018	100	107
5.000%, 05/13/2045	200	169
Inmarsat Finance
4.875%, 05/15/2022 (A)	100	99
Intelsat Jackson Holdings
5.500%, 08/01/2023	600	479
Intelsat Luxembourg
7.750%, 06/01/2021	250	109
Koninklijke
8.375%, 10/01/2030	50	65
Level 3 Financing
5.375%, 08/15/2022	250	254
5.375%, 01/15/2024 (A)	140	141
McGraw-Hill Global Education Holdings
9.750%, 04/01/2021	100	106
MDC Partners
6.750%, 04/01/2020 (A)	100	99
MHGE Parent
8.500%, 08/01/2019 (A)	119	117
Millicom International Cellular
6.000%, 03/15/2025 (A)	200	170
Numericable-SFR
6.250%, 05/15/2024 (A)	250	244
6.000%, 05/15/2022 (A)	500	493
4.875%, 05/15/2019 (A)	350	347
Orange
9.000%, 03/01/2031	100	144
5.500%, 02/06/2044	25	27
2.750%, 02/06/2019	200	204
Outfront Media Capital
5.250%, 02/15/2022	100	102
Qwest
6.750%, 12/01/2021	100	104
Rogers Communications
6.800%, 08/15/2018	100	111
5.000%, 03/15/2044	100	100
Sable International Finance
6.875%, 08/01/2022 (A)	200	186

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SBA Communications
4.875%, 07/15/2022	$200	$200
SBA Telecommunications
5.750%, 07/15/2020	100	104
SoftBank Group
4.500%, 04/15/2020 (A)	500	498
Sprint
7.875%, 09/15/2023	650	463
7.125%, 06/15/2024	350	236
Sprint Communications
9.000%, 11/15/2018 (A)	400	408
Telecom Italia
5.303%, 05/30/2024 (A)	200	195
Telefonica Emisiones
7.045%, 06/20/2036	100	118
5.134%, 04/27/2020	100	109
3.192%, 04/27/2018	300	305
Telesat Canada
6.000%, 05/15/2017 (A)	150	151
T-Mobile
6.625%, 04/01/2023	300	307
6.500%, 01/15/2026	300	300
6.250%, 04/01/2021	250	254
Unitymedia GmbH
6.125%, 01/15/2025 (A)	200	203
UPCB Finance IV
5.375%, 01/15/2025 (A)	200	192
UPCB Finance V
7.250%, 11/15/2021 (A)	135	143
UPCB Finance VI
6.875%, 01/15/2022 (A)	135	142
Verizon Communications
6.550%, 09/15/2043	157	183
6.400%, 09/15/2033	54	61
6.400%, 02/15/2038	250	284
5.012%, 08/21/2054	379	341
4.862%, 08/21/2046	150	139
4.672%, 03/15/2055	117	98
4.522%, 09/15/2048	453	397
4.500%, 09/15/2020	500	541
4.272%, 01/15/2036	475	424
4.150%, 03/15/2024	450	467
3.650%, 09/14/2018	200	209
3.500%, 11/01/2024	300	298
2.625%, 02/21/2020	298	300
Videotron
5.375%, 06/15/2024 (A)	100	101
5.000%, 07/15/2022	100	101
Virgin Media Secured Finance
5.375%, 04/15/2021 (A)	180	184
5.250%, 01/15/2026 (A)	250	248
Vodafone Group
6.150%, 02/27/2037	200	202
2.950%, 02/19/2023	500	472

28	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.250%, 09/26/2017	$100	$99
WideOpenWest Finance
10.250%, 07/15/2019	150	141
Wind Acquisition Finance
7.375%, 04/23/2021 (A)	600	570
4.750%, 07/15/2020 (A)	200	197
Windstream Services
6.375%, 08/01/2023	350	253
WMG Acquisition
6.750%, 04/15/2022 (A)	100	88
Zayo Group
6.000%, 04/01/2023	270	264

		22,017

Utilities — 1.7%
AES
7.375%, 07/01/2021	100	103
4.875%, 05/15/2023	200	177
AGL Capital
3.500%, 09/15/2021	100	102
Alabama Power
3.750%, 03/01/2045	100	94
Ameren
2.700%, 11/15/2020	100	101
Ameren Illinois
3.250%, 03/01/2025	100	103
American Electric Power
1.650%, 12/15/2017	100	99
American Water Capital
6.593%, 10/15/2037	100	132
AmeriGas Finance
7.000%, 05/20/2022	200	196
Appalachian Power
7.000%, 04/01/2038	100	127
4.450%, 06/01/2045	100	98
3.400%, 06/01/2025	100	100
Arizona Public Service
2.200%, 01/15/2020	150	151
Atmos Energy
4.125%, 10/15/2044	100	99
Berkshire Hathaway Energy
6.500%, 09/15/2037	350	431
6.125%, 04/01/2036	200	235
2.000%, 11/15/2018	200	201
Calpine
6.000%, 01/15/2022 (A)	100	104
5.750%, 01/15/2025	200	180
5.375%, 01/15/2023	200	182
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	100	107
CenterPoint Energy Resources
4.500%, 01/15/2021	100	106

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commonwealth Edison
3.700%, 03/01/2045	$50	$47
Connecticut Light & Power
4.150%, 06/01/2045	100	103
Consolidated Edison of New York
6.300%, 08/15/2037	100	127
5.850%, 04/01/2018	100	109
4.450%, 03/15/2044	200	207
Consumers Energy
3.950%, 05/15/2043	50	50
2.850%, 05/15/2022	100	101
Dominion Gas Holdings
4.600%, 12/15/2044	25	23
3.600%, 12/15/2024	100	100
2.500%, 12/15/2019	50	51
Dominion Resources
5.200%, 08/15/2019	100	109
4.050%, 09/15/2042	100	90
2.500%, 12/01/2019	100	101
1.250%, 03/15/2017	200	199
DPL
7.250%, 10/15/2021	100	95
6.500%, 10/15/2016	70	72
DTE Electric
3.700%, 03/15/2045	50	48
DTE Energy
3.300%, 06/15/2022 (A)	50	51
2.400%, 12/01/2019	125	126
Duke Energy
3.750%, 04/15/2024	100	102
1.625%, 08/15/2017	250	249
Duke Energy Carolinas
4.250%, 12/15/2041	100	102
Duke Energy Florida
6.400%, 06/15/2038	450	587
Duke Energy Progress
5.300%, 01/15/2019	100	110
4.150%, 12/01/2044	50	50
Dynegy
7.625%, 11/01/2024	390	343
7.375%, 11/01/2022	240	213
6.750%, 11/01/2019	225	217
Enel
8.750%, 09/24/2073 (A) (B)	150	165
Entergy
5.125%, 09/15/2020	100	109
4.000%, 07/15/2022	100	104
Entergy Arkansas
3.700%, 06/01/2024	100	105
Eversource Energy
3.150%, 01/15/2025	100	98
Exelon
5.100%, 06/15/2045 (A)	100	101
3.950%, 06/15/2025 (A)	100	100

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	29

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.550%, 06/09/2017	$100	$100
Exelon Generation
6.250%, 10/01/2039	300	266
6.200%, 10/01/2017	100	107
5.600%, 06/15/2042	100	80
4.250%, 06/15/2022	100	97
2.950%, 01/15/2020	100	98
Ferrellgas
6.750%, 06/15/2023 (A)	100	76
FirstEnergy
2.750%, 03/15/2018	50	50
FirstEnergy Transmission
4.350%, 01/15/2025 (A)	175	180
Florida Power & Light
5.950%, 02/01/2038	200	255
4.050%, 10/01/2044	75	77
Georgia Power
4.300%, 03/15/2042	125	121
Great Plains Energy
4.850%, 06/01/2021	155	169
Hydro-Quebec
1.375%, 06/19/2017	450	452
Idaho Power MTN
3.650%, 03/01/2045	25	24
Interstate Power & Light
3.250%, 12/01/2024	100	103
Kentucky Utilities
5.125%, 11/01/2040	194	223
MidAmerican Energy
2.400%, 03/15/2019	100	102
National Fuel Gas
5.200%, 07/15/2025	100	90
NextEra Energy Capital Holdings
2.400%, 09/15/2019	150	149
2.056%, 09/01/2017	100	101
NiSource Finance
6.400%, 03/15/2018	105	115
5.650%, 02/01/2045	50	57
Northern States Power
4.125%, 05/15/2044	200	204
2.200%, 08/15/2020	100	101
NRG Energy
7.875%, 05/15/2021	350	304
6.250%, 07/15/2022	150	124
NRG Yield Operating
5.375%, 08/15/2024	250	210
NSTAR Electric
3.250%, 11/15/2025	50	51
Ohio Edison
6.875%, 07/15/2036	200	238
Oklahoma Gas & Electric
4.000%, 12/15/2044	50	49
Oncor Electric Delivery
3.750%, 04/01/2045	100	87

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.950%, 04/01/2025	$50	$48
2.150%, 06/01/2019	100	99
ONE Gas
2.070%, 02/01/2019	100	101
Pacific Gas & Electric
8.250%, 10/15/2018	100	117
6.050%, 03/01/2034	400	485
5.800%, 03/01/2037	100	118
4.750%, 02/15/2044	50	54
4.300%, 03/15/2045	30	30
PacifiCorp
3.600%, 04/01/2024	100	105
Potomac Electric Power
6.500%, 11/15/2037	100	131
PPL Capital Funding
3.400%, 06/01/2023	100	101
PPL Electric Utilities
4.150%, 10/01/2045	100	102
Progress Energy
4.400%, 01/15/2021	100	106
PSEG Power
8.625%, 04/15/2031	200	253
Public Service Colorado
2.900%, 05/15/2025	100	101
Public Service Electric & Gas MTN
4.150%, 11/01/2045	50	51
4.050%, 05/01/2045	50	51
San Diego Gas & Electric
6.000%, 06/01/2026	250	316
SCANA
4.125%, 02/01/2022	50	50
Sempra Energy
2.850%, 11/15/2020	100	99
2.400%, 03/15/2020	50	49
South Carolina Electric & Gas
5.100%, 06/01/2065	50	53
4.500%, 06/01/2064	100	97
Southern
2.150%, 09/01/2019	250	248
Southern California Edison
5.950%, 02/01/2038	200	250
4.650%, 10/01/2043	100	108
3.500%, 10/01/2023	100	106
Southern California Gas
1.550%, 06/15/2018	100	100
Southern Power
4.150%, 12/01/2025	100	102
2.375%, 06/01/2020	50	49
1.850%, 12/01/2017	100	100
1.500%, 06/01/2018	50	49
Southwestern Electric Power
3.900%, 04/01/2045	50	44
Suburban Propane Partners
5.500%, 06/01/2024	100	83

30	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Talen Energy Supply
6.500%, 06/01/2025	$78	$53
4.625%, 07/15/2019 (A)	200	153
4.600%, 12/15/2021	100	58
TECO Finance
5.150%, 03/15/2020	100	108
TerraForm Global Operating
9.750%, 08/15/2022 (A)	100	78
TerraForm Power Operating
5.875%, 02/01/2023 (A)	191	152
Union Electric
3.650%, 04/15/2045	100	94
Virginia Electric & Power
8.875%, 11/15/2038	150	242
4.200%, 05/15/2045	25	25
WEC Energy Group
3.550%, 06/15/2025	100	102
2.450%, 06/15/2020	100	101
Westar Energy
4.250%, 12/01/2045	100	105
Wisconsin Electric Power
3.100%, 06/01/2025	100	101
Xcel Energy
4.700%, 05/15/2020	125	135

		17,715

Total Corporate Obligations (Cost $316,271) ($ Thousands)		298,028

MORTGAGE-BACKED SECURITIES — 23.1%

Agency Mortgage-Backed Obligations — 22.2%
FHLMC
5.500%, 10/01/2038 to 06/01/2041	2,394	2,674
5.000%, 09/01/2023 to 11/01/2041	3,577	3,938
4.500%, 08/01/2040 to 02/01/2045	4,689	5,115
4.000%, 03/01/2019 to 10/01/2045	7,991	8,581
3.500%, 10/01/2020 to 01/01/2046	15,913	16,677
3.000%, 09/01/2029 to 08/01/2045	10,901	11,237
2.500%, 10/01/2029	631	647
FHLMC Multifamily Structured Pass-Through Certificates, Ser K005, Cl A2
4.317%, 11/25/2019	755	826
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl A2
4.224%, 03/25/2020	760	830

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates, Ser K038, Cl A2
3.389%, 03/25/2024	$750	$795
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl A2
2.699%, 05/25/2018	100	103
FHLMC TBA
4.000%, 02/15/2041	2,675	2,856
3.500%, 02/15/2045	1,000	1,045
3.000%, 02/15/2042	4,250	4,330
2.500%, 03/01/2043	4,500	4,601
FNMA
6.000%, 07/01/2036 to 10/01/2039	1,498	1,695
5.500%, 01/01/2035 to 09/01/2041	4,037	4,545
5.000%, 07/01/2040 to 05/01/2042	3,528	3,907
4.500%, 04/01/2019 to 06/01/2044	8,049	8,774
4.000%, 09/01/2018 to 12/01/2045	11,987	12,774
3.500%, 01/01/2027 to 12/01/2045	25,325	26,598
3.000%, 08/01/2029 to 12/01/2045	23,354	24,045
2.500%, 02/01/2030 to 03/01/2043	3,367	3,437
FNMA TBA
5.000%, 02/01/2038	1,000	1,104
4.000%, 02/01/2039	7,225	7,719
3.500%, 02/25/2041	2,100	2,199
2.500%, 02/15/2027	4,200	4,294
FNMA, Ser 2012-M2, Cl A2
2.717%, 02/25/2022	500	515
FNMA, Ser 2014-M11, Cl 2A
3.419%, 08/25/2026 (B)	998	1,030
FNMA, Ser 2015-M1, Cl A2
2.532%, 09/25/2024	350	347
GNMA
6.500%, 11/15/2038	118	147
5.500%, 01/15/2033 to 10/20/2043	1,981	2,218
5.000%, 10/15/2033 to 10/20/2044	3,196	3,538
4.500%, 04/15/2040 to 06/20/2045	6,579	7,145
4.000%, 04/15/2040 to 08/20/2045	9,224	9,876
3.500%, 06/20/2042 to 11/20/2045	13,474	14,238
3.000%, 05/15/2042 to 08/20/2045	11,915	12,323

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	31

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA TBA
4.000%, 02/01/2040 to 02/01/2040	$2,450	$2,617
3.500%, 02/15/2041	7,500	7,897

		227,237

Non-Agency Mortgage-Backed Obligations — 0.9%
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (B)	222	231
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A4
3.024%, 09/10/2045	250	256
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	265	281
Comm Mortgage Trust, Ser 2013-CR13, Cl A2
3.039%, 12/10/2018	500	515
Comm Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/2046	500	502
Comm Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	270	286
Comm Mortgage Trust, Ser 2014-UBS3, Cl A3
3.546%, 06/10/2047	700	724
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.245%, 12/10/2049 (B)	315	326
GS Mortgage Securities II, Ser 2014-GC20, Cl A5
3.998%, 04/10/2047	265	282
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047	500	527
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl A4
5.889%, 02/12/2049 (B)	340	350
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl A2
1.797%, 10/15/2045	951	953
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (B)	277	286
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.810%, 06/12/2050 (B)	$254	$262
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	256	267
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A3
3.592%, 06/15/2047	1,000	1,045
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/2049	200	208
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	305	312
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C33, Cl A4
6.149%, 02/15/2051 (B)	705	730
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	500	523
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A5
4.101%, 03/15/2047	250	269
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl A4
3.488%, 09/15/2057	300	309

		9,444

Total Mortgage-Backed Securities (Cost $234,168) ($ Thousands)		236,681

SOVEREIGN DEBT — 15.5%
Angolan Government International Bond
9.500%, 11/12/2025 (A)	300	249
Armenia Government International Bond
7.150%, 03/26/2025	200	191
Azerbaijan Government International Bond
4.750%, 03/18/2024 (A)	200	178
Bahrain Government International Bond
7.000%, 01/26/2026 (A)	200	199
6.125%, 07/05/2022 (A)	600	604
6.125%, 08/01/2023 (A)	200	200
6.000%, 09/19/2044 (A)	200	150
5.500%, 03/31/2020 (A)	200	203

32	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Belarus Government International Bond
8.950%, 01/26/2018		200	$206
Bolivian Government International Bond
5.950%, 08/22/2023		200	218
Brazilian Government International Bond
8.250%, 01/20/2034		550	555
8.000%, 01/15/2018		178	186
7.125%, 01/20/2037		100	90
5.875%, 01/15/2019		500	519
5.625%, 01/07/2041		650	487
5.000%, 01/27/2045		650	447
4.875%, 01/22/2021		600	573
4.250%, 01/07/2025		1,550	1,300
2.625%, 01/05/2023		750	593
Bundesobligation
0.250%, 10/16/2020	EUR	230	256
0.090%, 04/17/2020 (C)	EUR	175	192
Bundesrepublik Deutschland
4.750%, 07/04/2034	EUR	521	939
2.500%, 07/04/2044	EUR	270	398
0.500%, 02/15/2025	EUR	955	1,061
Cameroon Government International Bond
9.500%, 11/19/2025 (A)		200	172
Canadian Government International Bond
3.500%, 12/01/2045	CAD	110	104
2.250%, 06/01/2025	CAD	744	576
1.750%, 09/01/2019	CAD	778	577
1.625%, 02/27/2019		100	101
1.125%, 03/19/2018		200	201
0.875%, 02/14/2017		100	100
Chile Government International Bond
3.875%, 08/05/2020		150	160
3.625%, 10/30/2042		150	133
3.125%, 01/21/2026		1,010	995
Colombia Government International Bond
7.375%, 03/18/2019		950	1,057
7.375%, 09/18/2037		325	342
6.125%, 01/18/2041		600	558
5.625%, 02/26/2044		700	611
5.000%, 06/15/2045		600	490
4.500%, 01/28/2026		300	284
4.375%, 07/12/2021		400	401
4.000%, 02/26/2024		800	752
2.625%, 03/15/2023		300	263
Costa Rica Government International Bond
7.158%, 03/12/2045		200	168

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

7.000%, 04/04/2044 (A)		200	$168
4.375%, 04/30/2025 (A)		200	169
4.250%, 01/26/2023 (A)		200	176
Croatia Government International Bond
6.750%, 11/05/2019		400	435
6.375%, 03/24/2021		750	813
6.250%, 04/27/2017 (A)		200	208
6.000%, 01/26/2024		250	269
5.500%, 04/04/2023		250	261
Dominican Republic International Bond
7.500%, 05/06/2021		200	211
7.450%, 04/30/2044		350	338
6.875%, 01/29/2026 (A)		150	152
6.850%, 01/27/2045		300	274
6.600%, 01/28/2024		300	302
5.875%, 04/18/2024		200	193
5.500%, 01/27/2025		300	282
Ecuador Government International Bond
10.500%, 03/24/2020		400	296
7.950%, 06/20/2024		400	277
Egypt Government International Bond
6.875%, 04/30/2040		100	80
5.875%, 06/11/2025		300	250
5.750%, 04/29/2020		300	298
El Salvador Government International Bond
7.750%, 01/24/2023		150	140
7.650%, 06/15/2035		60	47
7.625%, 02/01/2041 (A)		300	233
7.375%, 12/01/2019		250	241
6.375%, 01/18/2027		300	238
Ethiopia Government International Bond
6.625%, 12/11/2024		200	172
Export Development Canada
1.625%, 12/03/2019		300	302
Export-Import Bank of Korea
2.875%, 01/21/2025		200	200
2.250%, 01/21/2020		200	202
France Government International Bond
6.000%, 10/25/2025	EUR	267	438
4.250%, 10/25/2023	EUR	858	1,211
3.250%, 10/25/2021	EUR	600	771
3.250%, 05/25/2045	EUR	320	472
2.500%, 05/25/2030	EUR	1,130	1,444
1.000%, 05/25/2019	EUR	939	1,060

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	33

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

French Treasury Note
1.000%, 07/25/2017	EUR	185	$204
Gabon Government International Bond
6.950%, 06/16/2025		200	154
6.375%, 12/12/2024		200	154
Georgia Government International Bond
6.875%, 04/12/2021 (A)		200	207
Ghana Government International Bond
10.750%, 10/14/2030		300	284
8.500%, 10/04/2017		200	184
8.125%, 01/18/2026		200	143
Guatemala Government International Bond
4.875%, 02/13/2028		200	189
Honduras Government International Bond
7.500%, 03/15/2024		200	202
Hungary Government International Bond
7.625%, 03/29/2041		250	341
6.375%, 03/29/2021		450	510
6.250%, 01/29/2020		350	389
5.750%, 11/22/2023		400	449
5.375%, 02/21/2023		400	437
5.375%, 03/25/2024		500	551
4.000%, 03/25/2019		600	624
Indonesia Government International Bond MTN
11.625%, 03/04/2019		300	377
8.500%, 10/12/2035		300	379
7.750%, 01/17/2038		600	713
6.875%, 01/17/2018		600	653
6.750%, 01/15/2044 (A)		275	300
6.625%, 02/17/2037		300	322
5.950%, 01/08/2046 (A)		400	414
5.875%, 03/13/2020		700	768
5.875%, 01/15/2024 (A)		500	548
5.375%, 10/17/2023 (A)		200	213
5.250%, 01/17/2042 (A)		300	284
5.125%, 01/15/2045 (A)		400	374
4.875%, 05/05/2021 (A)		450	472
4.750%, 01/08/2026 (A)		200	203
4.625%, 04/15/2043 (A)		400	351
4.125%, 01/15/2025 (A)		600	588
3.750%, 04/25/2022 (A)		200	195
3.375%, 04/15/2023 (A)		200	189
Iraq Government International Bond
5.800%, 01/15/2028 (A)		500	316
Israel Government International Bond
4.500%, 01/30/2043		200	206

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

4.000%, 06/30/2022		200	$217
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/2034	EUR	330	511
4.750%, 09/01/2028	EUR	654	947
4.000%, 09/01/2020	EUR	705	888
3.750%, 05/01/2021	EUR	632	798
3.500%, 06/01/2018	EUR	452	529
3.250%, 09/01/2046	EUR	190	234
2.150%, 12/15/2021	EUR	643	754
2.000%, 12/01/2025	EUR	450	513
1.150%, 05/15/2017	EUR	2,079	2,284
1.050%, 12/01/2019	EUR	422	471
0.650%, 11/01/2020	EUR	470	514
Italy Government International Bond MTN
6.875%, 09/27/2023		100	125
5.375%, 06/15/2033		150	175
Ivory Coast Government International Bond
6.375%, 03/03/2028		200	176
5.750%, 12/31/2032		500	434
5.375%, 07/23/2024		200	172
Jamaica Government International Bond
7.625%, 07/09/2025		200	212
6.750%, 04/28/2028		300	298
Japan Bank for International Cooperation
2.125%, 02/10/2025		200	193
1.750%, 11/13/2018		550	552
Japan Government Five Year Bond
0.200%, 06/20/2017	JPY	126,650	1,050
0.200%, 12/20/2017	JPY	246,000	2,041
0.200%, 12/20/2018	JPY	292,550	2,434
0.100%, 03/20/2018	JPY	86,000	713
0.100%, 06/20/2019	JPY	293,500	2,438
0.100%, 06/20/2020	JPY	115,500	961
0.100%, 09/20/2020	JPY	209,300	1,741
Japan Government Ten Year Bond
0.700%, 12/20/2022	JPY	136,400	1,186
0.600%, 03/20/2023	JPY	117,100	1,012
0.500%, 09/20/2024	JPY	339,450	2,916
0.400%, 09/20/2025	JPY	60,000	510
Japan Government Thirty Year Bond
2.500%, 03/20/2036	JPY	163,500	1,765
1.700%, 09/20/2044	JPY	242,650	2,305
Japan Government Twenty Year Bond
2.100%, 03/20/2030	JPY	231,500	2,359
1.600%, 03/20/2033	JPY	130,250	1,246

34	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

1.500%, 03/20/2033	JPY	140,600	$1,326
Jordan Government International Bond
6.125%, 01/29/2026 (A)		200	203
Kazakhstan Government International Bond
6.500%, 07/21/2045 (A)		450	437
5.125%, 07/21/2025 (A)		550	547
4.875%, 10/14/2044 (A)		200	165
3.875%, 10/14/2024 (A)		200	188
Kenya Government International Bond
6.875%, 06/24/2024		400	356
5.875%, 06/24/2019		200	189
Korea Government International Bond
3.875%, 09/11/2023		200	221
Lebanon Government International Bond MTN
9.000%, 03/20/2017		550	572
8.250%, 04/12/2021		200	215
6.650%, 11/03/2028		250	242
6.650%, 02/26/2030		350	336
6.600%, 11/27/2026		1,000	964
6.375%, 03/09/2020		200	200
6.100%, 10/04/2022		100	97
5.800%, 04/14/2020		550	539
5.450%, 11/28/2019		1,100	1,075
5.150%, 11/12/2018		100	99
Mexico Government International Bond MTN
6.750%, 09/27/2034		925	1,117
6.050%, 01/11/2040		600	646
5.950%, 03/19/2019		150	166
5.750%, 10/12/2110		650	598
5.550%, 01/21/2045		650	656
5.125%, 01/15/2020		750	811
4.750%, 03/08/2044		1,100	996
4.600%, 01/23/2046		900	799
4.000%, 10/02/2023		850	861
3.625%, 03/15/2022		500	502
3.600%, 01/30/2025		1,100	1,068
3.500%, 01/21/2021		700	709
Mongolia Government International Bond MTN
5.125%, 12/05/2022		200	148
4.125%, 01/05/2018		200	175
Morocco Government International Bond
5.500%, 12/11/2042 (A)		200	192
4.250%, 12/11/2022 (A)		200	201
Namibia Government International Bond
5.500%, 11/03/2021 (A)		200	201

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nigeria Government International Bond
6.375%, 07/12/2023	$200	$177
5.125%, 07/12/2018	200	191
Pakistan Government International Bond
8.250%, 04/15/2024	200	202
7.250%, 04/15/2019	250	255
6.875%, 06/01/2017	200	204
Panama Government International Bond
6.700%, 01/26/2036	700	836
5.200%, 01/30/2020	450	488
4.300%, 04/29/2053	200	171
4.000%, 09/22/2024	650	653
3.750%, 03/16/2025	700	690
Paraguay Government International Bond
6.100%, 08/11/2044	200	193
4.625%, 01/25/2023 (A)	200	195
Peruvian Government International Bond
8.750%, 11/21/2033	250	348
7.350%, 07/21/2025	750	941
7.125%, 03/30/2019	300	340
6.550%, 03/14/2037	500	576
5.625%, 11/18/2050	550	568
4.125%, 08/25/2027	200	198
Philippine Government International Bond
9.875%, 01/15/2019	150	185
8.375%, 06/17/2019	300	366
7.750%, 01/14/2031	550	803
6.500%, 01/20/2020	100	117
6.375%, 10/23/2034	1,000	1,366
5.500%, 03/30/2026	850	1,034
5.000%, 01/13/2037	400	482
4.200%, 01/21/2024	1,050	1,167
4.000%, 01/15/2021	450	489
3.950%, 01/20/2040	600	640
Poland Government International Bond
6.375%, 07/15/2019	850	961
5.125%, 04/21/2021	550	609
5.000%, 03/23/2022	625	691
4.000%, 01/22/2024	700	732
3.000%, 03/17/2023	300	296
Province of British Columbia Canada
2.000%, 10/23/2022	225	225
1.200%, 04/25/2017	100	100
Province of Manitoba Canada
3.050%, 05/14/2024	100	105
1.125%, 06/01/2018	100	99

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	35

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Province of Ontario Canada
4.400%, 04/14/2020	$200	$222
3.200%, 05/16/2024	400	424
2.500%, 09/10/2021	200	204
2.000%, 01/30/2019	100	101
Province of Quebec Canada
7.500%, 09/15/2029	300	443
3.500%, 07/29/2020	250	269
Qatar Government International Bond
9.750%, 06/15/2030 (A)	200	304
6.550%, 04/09/2019 (A)	200	226
6.400%, 01/20/2040 (A)	300	367
5.750%, 01/20/2042 (A)	200	227
5.250%, 01/20/2020 (A)	300	329
4.500%, 01/20/2022 (A)	550	590
Romanian Government International Bond MTN
6.750%, 02/07/2022 (A)	400	473
6.125%, 01/22/2044 (A)	200	237
4.875%, 01/22/2024 (A)	250	270
4.375%, 08/22/2023 (A)	300	315
Russian Foreign Bond-Eurobond
12.750%, 06/24/2028 (A)	475	755
11.000%, 07/24/2018 (A)	550	643
7.500%, 03/31/2030	2,335	2,802
5.875%, 09/16/2043 (A)	200	195
5.625%, 04/04/2042 (A)	800	765
5.000%, 04/29/2020	700	726
4.875%, 09/16/2023 (A)	800	814
4.500%, 04/04/2022 (A)	400	403
3.500%, 01/16/2019 (A)	400	400
3.250%, 04/04/2017 (A)	600	601
Senegal Government International Bond
6.250%, 07/30/2024	200	178
Serbia Government International Bond
7.250%, 09/28/2021	450	504
5.875%, 12/03/2018	200	209
5.250%, 11/21/2017	200	207
4.875%, 02/25/2020	200	204
South Africa Government International Bond
6.875%, 05/27/2019	250	271
6.250%, 03/08/2041	100	102
5.875%, 05/30/2022	200	211
5.875%, 09/16/2025	500	521
5.500%, 03/09/2020	700	725
5.375%, 07/24/2044	400	364
4.665%, 01/17/2024	400	390

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Sri Lanka Government International Bond
6.850%, 11/03/2025 (A)		200	$182
6.250%, 10/04/2020 (A)		400	383
6.250%, 07/27/2021 (A)		200	188
6.125%, 06/03/2025		200	175
6.000%, 01/14/2019		200	195
5.875%, 07/25/2022 (A)		200	181
Svensk Exportkredit MTN
5.125%, 03/01/2017		100	105
1.875%, 06/23/2020		200	202
Turkey Government International Bond
7.500%, 07/14/2017		700	749
7.500%, 11/07/2019		450	507
7.375%, 02/05/2025		650	766
7.000%, 06/05/2020		350	391
6.875%, 03/17/2036		1,300	1,474
6.750%, 04/03/2018		550	591
6.750%, 05/30/2040		500	563
6.625%, 02/17/2045		450	513
6.250%, 09/26/2022		700	769
6.000%, 01/14/2041		800	826
5.750%, 03/22/2024		1,200	1,283
5.625%, 03/30/2021		1,000	1,064
4.875%, 04/16/2043		625	557
4.250%, 04/14/2026		800	762
3.250%, 03/23/2023		200	185
Ukraine Government AID Bond
1.847%, 05/29/2020		263	267
Ukraine Government International Bond
7.750%, 09/01/2019 (A)		500	471
7.750%, 09/01/2020 (A)		500	470
7.750%, 09/01/2025 (A)		500	454
7.750%, 09/01/2026 (A)		500	453
7.750%, 09/01/2027 (A)		500	446
United Kingdom Gilt
4.750%, 12/07/2038	GBP	220	449
4.500%, 09/07/2034	GBP	128	247
4.250%, 06/07/2032	GBP	448	829
4.250%, 12/07/2040	GBP	318	615
3.750%, 07/22/2052	GBP	640	1,243
2.250%, 09/07/2023	GBP	840	1,268
2.000%, 07/22/2020	GBP	1,036	1,540
2.000%, 09/07/2025	GBP	165	243
1.250%, 07/22/2018	GBP	302	436
Uruguay Government International Bond
7.625%, 03/21/2036		400	488
5.100%, 06/18/2050		800	692
4.500%, 08/14/2024		600	609
4.375%, 10/27/2027		450	440

36	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Venezuela Government International Bond
12.750%, 08/23/2022	$900	$344
11.950%, 08/05/2031	900	333
11.750%, 10/21/2026	1,000	368
9.375%, 01/13/2034	650	225
9.250%, 09/15/2027	500	184
9.250%, 05/07/2028	200	69
9.000%, 05/07/2023	600	204
8.250%, 10/13/2024	100	34
7.750%, 10/13/2019	250	84
7.650%, 04/21/2025	500	165
7.000%, 03/31/2038	500	161
Vietnam Government International Bond
6.750%, 01/29/2020	150	163
4.800%, 11/19/2024	200	191
Zambia Government International Bond
8.970%, 07/30/2027	200	141
8.500%, 04/14/2024	200	143
5.375%, 09/20/2022	200	133

Total Sovereign Debt (Cost $166,541) ($ Thousands)		158,937

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
FFCB
1.100%, 06/01/2018	250	250
0.730%, 10/13/2017	500	499
FHLB
5.500%, 07/15/2036	225	305
1.625%, 06/14/2019	1,250	1,268
1.125%, 04/25/2018	2,000	2,011
1.000%, 12/19/2017	500	501
FHLMC
6.750%, 03/15/2031	500	739
6.250%, 07/15/2032	300	432
2.375%, 01/13/2022	375	390
1.375%, 05/01/2020	1,200	1,204
1.000%, 03/08/2017 to 07/28/2017	2,450	2,458
0.875%, 03/07/2018	700	700
FNMA
6.625%, 11/15/2030	475	698
5.000%, 02/13/2017	1,000	1,043
2.625%, 09/06/2024	600	625
1.875%, 02/19/2019 to 12/28/2020	1,250	1,277
1.750%, 09/12/2019	750	764
1.625%, 01/21/2020	375	380
1.500%, 06/22/2020	300	302
1.125%, 04/27/2017 to 10/19/2018	1,100	1,105
1.000%, 09/27/2017	800	803

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.875%, 12/20/2017 to 02/08/2018	$1,500	$1,501
Tennessee Valley Authority
5.250%, 09/15/2039	275	343
3.500%, 12/15/2042	125	121
2.875%, 09/15/2024	500	515

Total U.S. Government Agency Obligations (Cost $20,058) ($ Thousands)		20,234

MUNICIPAL BONDS — 0.6%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	200	277
California State, East Bay Municipal Utility District, Water System Revenue, Sub-Ser, RB
5.874%, 06/01/2040	200	260
California State, GO
7.600%, 11/01/2040	175	261
7.550%, 04/01/2039	350	516
Chicago, GO
7.781%, 01/01/2035	250	268
Connecticut State, Ser A, GO
5.850%, 03/15/2032	200	240
Georgia State, Municipal Electric Authority, RB
6.655%, 04/01/2057	100	119
6.637%, 04/01/2057	200	239
Illinois State, GO
5.100%, 06/01/2033	400	379
4.950%, 06/01/2023	100	102
4.350%, 06/01/2018	100	102
Los Angeles, Unified School District, GO
5.750%, 07/01/2034	200	247
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/2040	225	328
7.102%, 01/01/2041	350	495
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	200	199
New York & New Jersey, Port Authority, RB Callable 06/01/2025 @ 100
4.823%, 06/01/2045	50	52
New York City, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	200	235
New York State, Metropolitan Transportation Authority, RB
6.814%, 11/15/2040	250	341
Texas State, Build America Bonds, GO
5.517%, 04/01/2039	200	259

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	37

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income Fund (Continued)

January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	$200	$242
University of California, Ser AJ, RB
4.601%, 05/15/2031	250	274
University of California, Ser AQ, RB
4.767%, 05/15/2115	250	253
University of Texas, Ser A
3.852%, 08/15/2046	50	52

Total Municipal Bonds (Cost $5,674) ($ Thousands)		5,740

ASSET-BACKED SECURITIES — 0.4%
BA Credit Card Trust, Ser 2015-A2, Cl A
1.360%, 09/15/2020	150	150
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	100	100
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A3
1.940%, 01/21/2020	500	503
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	500	502
CarMax Auto Owner Trust, Ser 2014-3, Cl A3
1.160%, 06/17/2019	300	300
Chase Issuance Trust, Ser 2012-A7, Cl A7
2.160%, 09/16/2024	300	298
Citibank Credit Card Issuance Trust, Ser 2008-A1, Cl A1
5.350%, 02/07/2020	188	203
Citibank Credit Card Issuance Trust, Ser 2014-A5, Cl A5
2.680%, 06/07/2023	200	207
Discover Card Execution Note Trust, Ser 2007-A1, Cl A1
5.650%, 03/16/2020	200	214
Discover Card Execution Note Trust, Ser 2014-A4, Cl A4
2.120%, 12/15/2021	200	203
Synchrony Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	300	298
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	650	654
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	155	156

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Auto Receivables Trust, Ser 2013-B, Cl A4
1.320%, 01/15/2020	$750	$750

Total Asset-Backed Securities (Cost $4,542) ($ Thousands)		4,538

U.S. TREASURY OBLIGATIONS — 28.2%
U.S. Treasury Bonds
6.250%, 08/15/2023	2,500	3,304
5.375%, 02/15/2031	500	702
5.000%, 05/15/2037	200	286
4.750%, 02/15/2041	2,110	2,932
4.500%, 02/15/2036	5,425	7,265
4.500%, 05/15/2038	150	201
4.375%, 05/15/2040	750	987
4.250%, 05/15/2039	250	323
3.875%, 08/15/2040	1,225	1,500
3.625%, 02/15/2044	4,680	5,533
3.375%, 05/15/2044	3,055	3,447
3.125%, 08/15/2044	800	861
3.000%, 11/15/2044	6,025	6,318
3.000%, 11/15/2045	750	787
2.875%, 05/15/2043	3,125	3,209
2.625%, 11/15/2020	3,500	3,705
2.500%, 02/15/2045	6,160	5,829
U.S. Treasury Notes
4.250%, 11/15/2017	6,800	7,215
3.625%, 08/15/2019	1,500	1,631
3.625%, 02/15/2020	2,250	2,463
3.625%, 02/15/2021	7,500	8,312
3.500%, 05/15/2020	4,500	4,917
3.250%, 03/31/2017	3,000	3,088
3.125%, 04/30/2017	4,500	4,635
3.125%, 05/15/2021	7,250	7,876
2.750%, 11/15/2023	4,500	4,830
2.750%, 02/15/2024	750	804
2.625%, 08/15/2020	1,500	1,586
2.500%, 05/15/2024	7,450	7,837
2.250%, 07/31/2021	7,000	7,294
2.250%, 11/15/2024	9,200	9,476
2.250%, 11/15/2025	2,000	2,057
2.125%, 08/31/2020	10,000	10,358
2.125%, 01/31/2021	145	150
2.125%, 05/15/2025	2,500	2,545
2.000%, 09/30/2020	7,000	7,215
2.000%, 11/15/2021	5,000	5,136
2.000%, 02/15/2025	2,850	2,873
2.000%, 08/15/2025	5,350	5,383
1.750%, 09/30/2019	8,800	8,992
1.750%, 12/31/2020	3,500	3,569
1.750%, 01/31/2023	2,000	2,010
1.750%, 05/15/2023	1,750	1,755
1.625%, 07/31/2019	15,130	15,400
1.500%, 05/31/2019	6,650	6,744

38	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.500%, 05/31/2020	$5,000	$5,052
1.375%, 02/29/2020	13,350	13,431
1.375%, 05/31/2020	750	753
1.250%, 10/31/2018	1,500	1,512
1.250%, 11/15/2018	5,000	5,041
1.125%, 04/30/2020	1,000	995
1.000%, 05/31/2018	5,000	5,013
1.000%, 09/30/2019	3,000	2,986
0.875%, 02/28/2017	500	501
0.875%, 04/30/2017	200	200
0.875%, 05/15/2017	7,095	7,111
0.875%, 06/15/2017	12,330	12,357
0.875%, 07/15/2017	3,595	3,602
0.875%, 01/15/2018	10,000	10,013
0.750%, 10/31/2017	2,500	2,499
0.750%, 02/28/2018	2,100	2,097
0.750%, 04/15/2018	3,250	3,242
0.625%, 08/31/2017	4,000	3,991
0.625%, 11/30/2017	6,500	6,481
0.500%, 07/31/2017	8,750	8,719

Total U.S. Treasury Obligations (Cost $283,912) ($ Thousands)		288,936

Total Investments — 98.8% (Cost $1,031,166) ($ Thousands)		$1,013,094

A list of the open forward foreign currency contracts held by the Fund at January 31, 2016 is as follows:

Counterparty	Settlement	Currency to Deliver (Thousands)		Currency to (Thousands)		Unrealized Appreciation/ (Depreciation) ($ Thousands)
Brown Brothers Harriman	3/2/16	CAD	1,755	USD	1,247	$(1)
Brown Brothers Harriman	3/2/16	EUR	15,570	USD	16,912	56
Brown Brothers Harriman	3/2/16	GBP	4,772	USD	6,845	76
Brown Brothers Harriman	3/2/16	JPY	3,128,756	USD	26,429	567

						$698

For the period ended January 31, 2016, the monthly average notional amount of forward foreign currency contracts held was $450 ($ Thousands).

Percentages are based on a Net Assets of $1,025,390 ($ Thousands).

‡	Real Estate Investment Trust

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2016. The date reported on the Schedule of Investments is the final maturity date.

(C)	Zero Coupon Security — The rate reported on the Schedule of Investments represents security’s effective yield at the time of purchase.

Cl — Class

CAD — Canadian Dollar

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — Government Obligation

JPY — Japanese Yen

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

As of January 31, 2016, all of the Fund’s investments and other financial instruments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2016, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. For the period ended January 31, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	39

Statements of Assets and Liabilities (Unaudited) ($ Thousands)

January 31, 2016

	Tactical Offensive Equity Fund	Tactical Offensive Fixed Income Fund
ASSETS:
Investments, at value†	$146	$1,013,094
Foreign currency, at value††	31	—
Cash	—	51,966
Dividends and interest receivable	2	7,898
Receivable for investment securities sold	—	5,477
Receivable for fund shares sold	—	849
Unrealized gain on forward foreign currency contracts	—	699
Prepaid expenses	47	17
Total Assets	226	1,080,000
LIABILITIES:
Payable to custodian	49	—
Overdraft of foreign currency, at value††	—	27
Investment advisory fees payable	—	39
Payable for investment securities purchased	—	54,201
Administration fees payable	—	16
Trustees fees payable	—	6
Chief Compliance Officer fees payable	—	5
Shareholder servicing fees payable	—	215
Unrealized loss on forward foreign currency contracts	—	1
Payable for fund shares redeemed	—	15
Accrued expense payable	35	85
Total Liabilities	84	54,610
Net Assets	$142	$1,025,390
†Cost of investments	$100	$1,031,166
††Cost of foreign currency/(overdraft of foreign currency)	36	(27)
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$32,490	$1,045,912
Undistributed/(Distributions in excess of) net investment income	(1,938)	2,018
Accumulated net realized loss on investments, futures contracts and foreign currency	(30,449)	(5,164)
Net unrealized appreciation/(depreciation) on investments	46	(18,072)
Net unrealized appreciation/(depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(7)	696
Net Assets	$142	$1,025,390
Net Asset Value, Offering and Redemption Price Per Share	$12.04	$10.07
	($141,801 ÷ 11,781 shares )	($1,025,389,757 ÷ 101,844,586 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

40	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Statements of Operations (Unaudited) ($ Thousands)

For the six month period ended January 31, 2016

	Tactical Offensive Equity Fund	Tactical Offensive Fixed Income Fund
Investment income:
Dividends	$2,770	$—
Dividends from affiliated registered investment company(1)	2	—
Interest income	3	13,998
Less: foreign taxes withheld	(666)	(4)
Total Investment Income	2,109	13,994
Expenses:
Shareholder servicing fees	315	1,255
Administration fees	252	1,004
Investment advisory fees	252	753
Trustee fees	1	10
Chief Compliance Officer fees	1	5
Custodian/wire agent fees	71	15
Professional fees	16	51
Printing fees	9	37
Registration fees	3	17
Other expenses	16	150
Total Expenses	936	3,297
Less:
Waiver of investment advisory fees	(217)	(527)
Waiver of administration fees	(80)	(852)
Net Expenses	639	1,918
Net investment income	1,470	12,076
Net realized gain/(loss) on:
Investments	(20,101)	(2,257)
Affiliated investments	62	—
Futures contracts	(4,311)	—
Foreign currency transactions	199	(190)
Net change in unrealized appreciation/(depreciation) on:
Investments	(152,842)	(8,740)
Affiliated investments	(99)	—
Futures contracts	383	—
Foreign currency and translation of other assets and liabilities denominated in foreign currency	86	501
Net increase/(decrease) in net assets resulting from operations	$(175,153)	$1,390

(1)	See Note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	41

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended January 31, 2016 (Unaudited) and the year ended July 31, 2015

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund
	2016	2015	2016	2015
Operations:
Net investment income	$1,470	$22,352	$12,076	$12,784
Net realized gain/(loss) from investments, affiliated investments and futures contracts	(24,350)	91,768	(2,257)	3,122
Net realized gain/(loss) on foreign currency transactions	199	(341)	(190)	2,731
Net change in unrealized appreciation/(depreciation) on investments, affiliated investments and futures contracts	(152,558)	(21,870)	(8,740)	(15,724)
Net change in unrealized appreciation/(depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign currency	86	(89)	501	(20)
Net increase/(decrease) in net assets resulting from operations	(175,153)	91,820	1,390	2,893
Dividends and distributions from:
Net investment income	(18,071)	(14,787)	(13,538)	(12,412)
Net realized gains	(12,906)	(124,670)	—	(132)
Total Dividends and Distributions	(30,977)	(139,457)	(13,538)	(12,544)
Capital share transactions(1):
Proceeds from shares issued	34,503	425,922	153,237	603,575
Reinvestment of dividends & distributions	3	138,911	13,416	12,497
Cost of shares redeemed	(1,510,966)	(222,841)	(106,253)	(59,228)
Increase/(decrease) in net assets derived from capital share transactions	(1,476,460)	341,992	60,400	556,844
Net increase/(decrease) in net assets	(1,682,590)	294,355	48,252	547,193
Net assets:
Beginning of period	1,682,732	1,388,377	977,138	429,945
End of period	$142	$1,682,732	$1,025,390	$977,138
Undistributed/(distributions in excess of) net investment income included in net assets at period end	$(1,938)	$14,663	$2,018	$3,480

(1)	See Note 5 in the Notes to Financial Statements for additional information.

Amount designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

42	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Financial Highlights

For the six month period ended January 31, 2016 (Unaudited) and the years ended July 31, (unless otherwise indicated)

For a share outstanding throughout each year or period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains/ (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡
Tactical Offensive Equity Fund
2016@	$13.93	$0.08	$(1.71)	$(1.63)	$(0.15)	$(0.11)	$(0.26)	$12.04	(11.78)%	$142	0.50%	0.50%	0.74%	1.17%	11%
2015	14.43	0.20	0.63	0.83	(0.13)	(1.20)	(1.33)	13.93	6.18	1,682,732	0.59	0.59	0.78	1.44	64
2014	13.15	0.10	1.48	1.58	(0.09)	(0.21)	(0.30)	14.43	12.08	1,388,377	1.10	1.10	1.19	0.72	62
2013	10.76	0.11	2.51	2.62	(0.23)	—	(0.23)	13.15	24.64	1,026,593	1.10	1.10	1.19	0.93	93
2012	9.80	0.14	0.89 ^	1.03	(0.07)	—	(0.07)	10.76	10.60	796,618	1.10	1.10	1.22	1.29	194
2011*	10.00	0.06	(0.26)	(0.20)	—	—	—	9.80	(2.00)	757,415	1.10	1.10	1.21	1.41	77
Tactical Offensive Fixed Income Fund
2016@	$10.19	$0.12	$(0.10)	$0.02	$(0.14)	$—	$(0.14)	$10.07	0.18%	$1,025,390	0.38%	0.38%	0.66%	2.41%	63%
2015	10.25	0.22	(0.08)	0.14	(0.20)	—	(0.20)	10.19	1.40	977,138	0.43	0.43	0.68	2.11	257
2014	10.03	0.13	0.28	0.41	(0.19)	—	(0.19)	10.25	4.16	429,945	0.80	0.80	0.85	1.31	389
2013	10.56	0.14	(0.22)	(0.08)	(0.21)	(0.24)	(0.45)	10.03	(0.89)	655,548	0.80	0.80	0.84	1.30	292
2012	10.26	0.17	0.57	0.74	(0.24)	(0.20)	(0.44)	10.56	7.44	586,652	0.80	0.86	0.86	1.63	310
2011*	10.00	0.07	0.26	0.33	(0.07)	—	(0.07)	10.26	3.33	511,383	0.80	0.80	0.85	1.74	180

@	For the six month period ended January 31, 2016. All ratios for the period have been annualized.
*	Commenced operations on February 25, 2011. All ratios for the period have been annualized.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
†	Returns are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares. Effective October 1, 2014, the Funds’ investment strategy was changed from “active” to “passive”. The Funds’ past performance in not necessarily indicative of how the Funds will perform in the future.
‡	Portfolio turnover rates are for the period indicated and have not been annualized.
(1)	Per share net investment income and net realized and unrealized gains/(losses) on securities calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	43

Notes to Financial Statements (Unaudited)

January 31, 2016

1. ORGANIZATION

Adviser Managed Trust (the “Trust”) was established as a Delaware statutory trust under an Agreement and Declaration of Trust dated September 22, 2010. The Trust commenced operations on February 25, 2011.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with two registered funds: Tactical Offensive Equity and Tactical Offensive Fixed Income (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective and strategies.

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Funds. The Funds may not be purchased by any other investor. The Funds are designed to be a component of a broader strategy employed by a third party investment manager (“Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Tactical Offensive Equity Fund, the Tactical Offensive Fixed Income Fund and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (“Adviser Managed Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with SEI Investments Management Corporation (“SIMC”), the adviser to the Funds. The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the Funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion of or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser’s redemption request will cause a Fund to liquidate a substantial portion of or substantially all of its assets in order to fulfill the redemption request. If the Financial Adviser redeems all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy.

When the Tactical Offensive Equity Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in exchange traded funds that are designed to track the performance of the broad equity market. When the Tactical Offensive Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal.

The Funds could be invested in these types of investments for extended periods of time. At such times, SIMC will actively manage the assets of the Funds and no Sub-Adviser will manage the assets of the Funds. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in a Fund when the Fund is not an active component of the Adviser Managed Strategy.

As of January 31, 2016, the Tactical Offensive Equity Fund was not an active component of the Adviser Managed Strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”)

44	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the adviser or sub-adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, the adviser or sub-adviser may request that a Fair Value Meeting be called.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, time deposits, commercial paper, swaps and forward contracts. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain corporate obligations and mortgage-backed securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2016, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2016, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	45

Notes to Financial Statements (Unaudited) (Continued)

January 31, 2016

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. There were no outstanding repurchase agreements as of January 31, 2016.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of January 31, 2016.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds’ investments in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts for hedging or speculative purposes with respect to either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of January 31, 2016, if applicable.

Futures Contracts — The Tactical Offensive Equity Fund utilized futures contracts during the period ended January 31, 2016. To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of January 31, 2016, if applicable. There were no outstanding futures contracts as of January 31, 2016.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial

46	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of January 31, 2016, if applicable. There were no outstanding options/swaptions as of January 31, 2016.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments for details regarding open swap agreements as of January 31, 2016, if applicable. There were no outstanding swap agreements as of January 31, 2016.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	47

Notes to Financial Statements (Unaudited) (Continued)

January 31, 2016

determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed - and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies. As of January 31, 2016, the Funds did not hold any loans.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the Trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. The Funds did not hold any CDO’s or CLO’s during the period ended January 31, 2016.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the Tactical Offensive Equity Fund and declared and paid quarterly for the Tactical Offensive Fixed Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

48	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

3. CREDIT DERIVATIVES

When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

The Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

There were no outstanding credit default swaps as of January 31, 2016.

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration & Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a distribution agreement with the Trust. The Funds have adopted a shareholder services plan (the “Service Plan”) with respect to the Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of average daily net assets of the Shares. The Funds’ Service Plan provides that shareholder servicing fees on the Shares will be paid to the Distributor, which may be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to the Shares.

Effective November 30, 2015, the Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for each Fund until November 30, 2016, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	49

Notes to Financial Statements (Unaudited) (Continued)

January 31, 2016

business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The following is a summary of the annual fees payable to the Adviser, Administrator and Distributor and the expense limitations for each Fund for the period ended January 31, 2016:

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Contractual Expense Limitation	Voluntary Expense Limitation
Tactical Offensive Equity Fund	0.20%	0.20%	0.25%	0.75%	0.50%
Tactical Offensive Fixed Income Fund	0.15	0.20	0.25	0.70	0.38

As of January 31, 2016, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Tactical Offensive Equity Fund
SSgA Funds Management, Inc.
Tactical Offensive Fixed Income Fund
SSgA Funds Management, Inc.

Other —The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on Fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that Fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the period ended January 31, 2016.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers or directors of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended January 31, 2016, can be found on the Financial Highlights, if applicable.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. The Funds may also purchase securities of certain companies with which it is affiliated to the extent these companies are represented in an index that the adviser or sub-adviser is passively seeking to replicate in accordance with the Fund’s investment strategy.

The following is a summary of the transactions the Tactical Offensive Equity Fund had with affiliates for the period ended January 31, 2016 ($ Thousands):

SEI Investments
Value 8/1/2015 ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Appreciation/ (Depreciation) ($ Thousands)	Gain/(Loss) ($ Thousands)	Value 1/31/2016 ($ Thousands)	Dividend Income ($ Thousands)
$362	$ —	$(325)	$(99)	$62	$ —	$ —

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the period ended January 31, 2016, the Trust had not participated in the Program.

50	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

5. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

	Tactical Offensive Equity Fund		Tactical Offensive Fixed Income Fund
	08/01/15 to 01/31/16	2015	08/01/15 to 01/31/16	2015
Shares issued	2,508	30,270	15,146	58,475
Shares issued in lieu of dividends and distributions	—	10,340	1,338	1,218
Shares redeemed	(123,323)	(15,969)	(10,504)	(5,761)
Increase/(decrease) in capital share transactions	(120,815)	24,641	5,980	53,932

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended January 31, 2016, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
Purchases	$—	$25,243	$25,243
Sales	—	1,498,793	1,498,793
Tactical Offensive Fixed Income Fund
Purchases	598,486	81,673	680,159
Sales	561,586	53,737	615,323

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund	2015	$40,516	$98,941	$139,457
	2014	7,636	17,592	25,228
Tactical Offensive Fixed Income Fund	2015	12,413	131	12,544
	2014	7,225	—	7,225

As of July 31, 2015, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation/ (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Tactical Offensive Equity Fund	$21,557	$6,662	$—	$145,179	$384	$173,782
Tactical Offensive Fixed Income Fund	3,819	—	(1,082)	(9,401)	(1,710)	(8,374)

During the fiscal year ended July 31, 2015, the Tactical Offensive Fixed Income Fund utilized $4,192 ($ Thousands) of short-term capital loss carryforwards and $283 ($ Thousands) of long-term capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at January 31, 2016, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences, if any, are primarily due to investments in passive foreign investment companies, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at January 31, 2016, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Tactical Offensive Equity Fund	$100	$46	$—	$46
Tactical Offensive Fixed Income Fund	1,031,166	10,868	(28,940)	(18,072)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	51

Notes to Financial Statements (Unaudited) (Concluded)

January 31, 2016

July 31, 2015, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The Tactical Offensive Equity and Tactical Offensive Fixed Income Funds may invest its assets in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The market value of the Tactical Offensive Fixed Income Fund’s investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of January 31, 2016.

52	Adviser Managed Trust / Semi-Annual Report / January 31, 2016

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2015 to January 31, 2016).

The table below illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Annualized Expense Ratios	Expenses Paid During Period*
Tactical Offensive Equity Fund
Actual Fund Return	$1,000.00	$882.20	0.50%	$2.37
Hypothetical 5% Return	$1,000.00	$1,022.62	0.50%	$2.54

	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Annualized Expense Ratios	Expenses Paid During Period*
Tactical Offensive Fixed Income Fund
Actual Fund Return	$1,000.00	$1,001.80	0.38%	$1.91
Hypothetical 5% Return	$1,000.00	$1,023.23	0.38%	$1.93

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half period shown).

Adviser Managed Trust / Semi-Annual Report / January 31, 2016	53

ADVISER MANAGED TRUST SEMI-ANNUAL REPORT JANUARY 31, 2016

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Arthur Ramanjulu

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1.800.DIAL.SEI

(1.800.342.5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

AMT (1/16)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: April 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: April 8, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu
Controller & CFO

Date: April 8, 2016